UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
National Ultra-Short Municipal
Income Fund
Annual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2023
Eaton Vance
National Ultra-Short Municipal Income Fund

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
As the 12-month period began on April 1, 2022, municipal rates were rising and bond prices were falling. As investors became increasingly concerned about the twin threats of inflation and interest rate hikes, municipal bond mutual funds posted their worst outflow cycle on record.
In July 2022, however, municipal bond performance briefly turned positive. Helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments, municipal bond mutual funds experienced their first net inflows since January 2022.
From August through October 2022, municipal returns again turned negative. Fund outflows resumed as investors reacted to statements by U.S. Federal Reserve (Fed) officials that the central bank was not done with rate hikes and fighting inflation remained its top priority. After the Fed’s third straight 0.75% federal funds rate hike, the Bloomberg Municipal Bond Index fell 3.84% in September -- its worst one-month performance in 14 years.
However, in the final months of 2022, municipal performance rebounded. Despite the Fed’s fourth 0.75% rate hike in November, the Bloomberg Municipal Bond Index rose 4.68% -- its best monthly performance since 1986. Drivers of the rally included Fed signals that future rate hikes might be smaller, as well as growing investor demand amid lower supplies of new municipal bond issues.
The Fed did deliver a smaller 0.50% rate hike in December, but raised expectations of how high rates might go in 2023. The Bloomberg Municipal Bond Index -- helped by attractive yields and limited supply -- nonetheless eked out positive performance in December. As the new year began, municipal bonds delivered a third straight month of positive returns, driven by the ongoing supply-demand imbalance, and the return of inflows into open-end mutual funds. In February, however, the municipal rally stalled as robust economic reports -- including unexpectedly high job creation in January -- led investors to fear the Fed might keep rates higher for longer than previously expected.
As the period came to a close, municipal returns turned positive once again. The second- and third-largest bank failures in U.S. history triggered a “flight to quality” that drove municipal bonds to their strongest March performance since 2008, despite the Fed announcing its ninth consecutive rate hike that month.
For the period as a whole, the Bloomberg Municipal Bond Index returned 0.26% as coupon payments slightly outpaced declining bond prices. While interest rates rose and bond prices fell across the municipal bond yield curve, the largest rate increases during the period occurred at the long and short ends of the curve. In comparison, rates rose only modestly within the five-to-10-year area of the curve. Municipal bonds outperformed U.S. Treasurys throughout the yield curve. Higher quality municipal bonds generally outperformed lower quality municipal bonds, reflecting decreased investor appetite for risk during the period.
Fund Performance
For the 12-month period ended March 31, 2023, Eaton Vance National Ultra-Short Municipal Income Fund (the Fund) returned 1.15% for Class A shares at net asset value (NAV), underperforming its benchmark, the Bloomberg 1 Year Municipal Bond Index (the Index), which returned 1.55%.
The Fund invests primarily in municipal obligations exempt from regular federal income tax and seeks to maintain an average portfolio effective maturity of less than two years.
Detractors from Fund performance relative to the Index during the period included security selections in the transportation sector, security selections in New York bonds, and an underweight position in AAA-rated bonds during a period when higher rated bonds generally outperformed lower rated bonds.
In contrast, contributors to Fund performance versus the Index included security selections in AA-rated bonds; security selections and an overweight position in the industrial development revenue-pollution control revenue sector; and the Fund’s relatively defensive out-of-Index allocation to floating-rate notes. Floating-rate coupon payments are linked to short-term interest rates, which rose during the period as the U.S. Federal Reserve hiked the federal funds rate multiple times.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Julie Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Advisers Class at NAV	11/20/2020	05/29/1992	1.16%	0.80%	0.28%
Class A at NAV	06/27/1996	05/29/1992	1.15	0.79	0.27
Class A with 2.25% Maximum Sales Charge	—	—	(1.16)	0.33	0.05
Class I at NAV	08/03/2010	05/29/1992	1.42	0.96	0.43

Bloomberg 1 Year Municipal Bond Index	—	—	1.55%	1.15%	0.91%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class I
Gross	0.54%	0.54%	0.39%
Net	0.50	0.50	0.35
% Distribution Rates/Yields[4]	Advisers Class	Class A	Class I
Distribution Rate	2.72%	2.72%	2.87%
Taxable-Equivalent Distribution Rate	4.59	4.59	4.84
SEC 30-day Yield	2.76	2.70	2.91
Taxable-Equivalent SEC 30-day Yield	4.67	4.57	4.91
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Advisers Class	$10,000	03/31/2013	$10,283	N.A.
Class I, at minimum investment	$1,000,000	03/31/2013	$1,043,578	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
4

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Advisers Class is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

5

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$1,015.00	$2.51**	0.50%
Class A	$1,000.00	$1,015.20	$2.51**	0.50%
Class I	$1,000.00	$1,015.90	$1.76**	0.35%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,022.44	$2.52**	0.50%
Class A	$1,000.00	$1,022.44	$2.52**	0.50%
Class I	$1,000.00	$1,023.19	$1.77**	0.35%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
6

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Portfolio of Investments

Corporate Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
Grand Canyon University:
3.25%, 10/1/23	$1,450	$ 1,431,875
4.125%, 10/1/24	2,000	1,894,780
Total Corporate Bonds (identified cost $3,353,750)		$ 3,326,655

Tax-Exempt Municipal Obligations — 98.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.0%
Delaware Valley Regional Finance Authority, PA, 3.884%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$ 10,012,200
		$ 10,012,200
Education — 8.6%
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 4.55%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	$3,315	$ 3,311,287
Montana State University, 4.42%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,535	1,534,985
University of Illinois, 5.00%, 4/1/24(2)	1,750	1,789,707
University of Michigan, 3.85%, 12/1/29(3)	16,315	16,315,000
University of North Carolina at Chapel Hill, 3.886%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	4,500	4,492,305
University of Texas, 3.87%, 8/1/34(3)	15,000	15,000,000
		$ 42,443,284
Electric Utilities — 6.9%
Guam Power Authority, 5.00%, 10/1/23	$1,250	$ 1,258,500
Long Island Power Authority, NY, Electric System Revenue:
Series 2014C, 4.013%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,390	1,390,653
Series 2015C, 4.013%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,010	1,010,475
Philadelphia, PA, Gas Works Revenue:
(LOC: TD Bank, N.A.), 3.95%, 8/1/31(3)	7,800	7,800,000
(LOC: TD Bank, N.A.), 3.95%, 8/1/31(3)	9,000	9,000,000
Seattle, WA, Municipal Light and Power Revenue, 4.46%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,002,240
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
South Carolina Public Service Authority, Escrowed to Maturity, 5.00%, 12/1/23	$5,120	$ 5,198,131
Western Minnesota Municipal Power Agency, 5.00%, 1/1/24	550	559,284
		$ 34,219,283
Escrowed/Prerefunded — 1.5%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/24	$7,500	$ 7,348,500
		$ 7,348,500
General Obligations — 23.8%
Alexandria, VA, 5.00%, 12/15/23	$5,000	$ 5,085,650
Bergen County, NJ, 4.00%, 10/19/23	5,000	5,031,050
Cherry Hill Township Board of Education, NJ, 3.00%, 8/1/23	11,010	11,016,826
Chicago Board of Education, IL, 5.00%, 12/1/23	4,750	4,779,687
Cobb County School District, GA, 4.00%, 12/14/23	5,000	5,042,650
Connecticut, 5.00%, 11/15/24	5,000	5,199,950
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	4,545	4,697,439
Hamilton, OH, 4.00%, 12/28/23	4,020	4,046,251
Honolulu City and County, HI, 5.00% to 9/1/23 (Put Date), 9/1/30	1,200	1,204,044
Honolulu City and County, HI, (Honululu Rail Transit Project), 5.00% to 9/1/23 (Put Date), 9/1/24	5,000	5,016,850
Jackson County, MS, 2.75% to 8/1/23 (Put Date), 11/1/24	1,750	1,750,000
Livingston Township, NJ, 5.00%, 12/12/23	5,000	5,075,650
New London, CT, 5.00%, 3/15/24	5,000	5,117,000
New York City, NY, (LOC: TD Bank, N.A.), 3.60%, 3/1/48(4)	3,500	3,500,000
New York, NY, 4.17%, 4/1/42(4)	1,700	1,700,000
Ohio:
5.00%, 9/1/24	2,000	2,069,660
Prerefunded to 5/1/24, 5.00%, 5/1/25	7,160	7,341,578
Oyster Bay, NY, 5.00%, 3/8/24	5,000	5,106,700
Parsippany-Troy Hills Township, NJ, 5.00%, 11/3/23	5,000	5,065,400
Philadelphia School District, PA, 5.00%, 9/1/23	5,000	5,042,700
Philadelphia, PA, 5.00%, 8/1/23	3,340	3,365,017
Plano Independent School District, TX, 5.00%, 2/15/24	1,350	1,377,567
Puerto Rico, 5.375%, 7/1/25	5,000	5,080,200
Quincy, MA, 5.00%, 1/12/24	2,500	2,543,500
Ridgewood, NJ, 5.00%, 1/24/24	5,000	5,088,700
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/24	2,570	2,621,631
Union Township, NJ, 5.00%, 1/23/24	5,000	5,089,200
		$118,054,900

7
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 15.6%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.34%, (SIFMA + 0.37), 11/15/23(1)	$2,000	$ 1,997,940
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 4.57%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,002,000
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 3.65%, 1/15/38(4)	600	600,000
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.52%, (SIFMA + 0.55%), 8/17/26 (Put Date), 5/15/61(1)	3,000	2,969,730
Geisinger Authority, PA, (Geisinger Health System Foundation), 4.318%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,011,680
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 4.54%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,789,218
Indiana Finance Authority, (Parkview Health), 4.52%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	6,330	6,331,139
Iowa Finance Authority, (Iowa Health System), 4.545%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(5)	9,310	9,294,359
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 5.07%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,490	1,490,000
Louisiana Public Facilities Authority, (Louisiana Children's Medical Center), 4.62%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,000,600
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.303%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,001,480
Ohio, (Cleveland Clinic Health System), 4.37%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	18,440	18,438,341
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.57%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,479,525
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 4.62%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,204,182
		$ 77,610,194
Housing — 3.9%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.52%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$3,890	$ 3,890,000
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.52%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	8,235	8,233,435
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	$1,275	$ 1,198,908
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,243,391
Washington Housing Finance Commission, 4.52%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	4,995,250
		$ 19,560,984
Industrial Development Revenue — 3.9%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	$5,000	$ 5,060,500
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 4.00%, 5/1/34(6)	4,000	4,003,080
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 3.95% to 6/1/23 (Put Date), 5/1/46(6)	3,250	3,252,892
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 3.75% to 6/1/23 (Put Date), 12/1/26(5)	2,000	2,000,160
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 3.50% to 5/1/23 (Put Date), 8/1/45(6)	5,000	4,999,250
		$ 19,315,882
Insured - General Obligations — 1.8%
Allegheny County, PA, (AGM), 3.775%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$3,170	$ 3,162,614
Illinois, (AGM), 5.00%, 8/1/23	4,010	4,037,188
Newark, NJ, (AGM), 4.00%, 2/15/24	1,940	1,960,680
		$ 9,160,482
Lease Revenue/Certificates of Participation — 2.6%
Kentucky Property and Buildings Commission, 5.00%, 11/1/23	$5,000	$ 5,067,900
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/23	630	637,037
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/23	5,000	5,018,950
5.52%, (SIFMA + 1.55%), 9/1/27(1)	2,000	1,998,020
		$ 12,721,907
Other Revenue — 9.9%
Black Belt Energy Gas District, AL, 4.59%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$15,000	$ 14,949,450
Illinois Finance Authority, (Field Museum of Natural History), 4.581%, (70% of SOFR + 1.20%), 9/1/25 (Put Date), 11/1/34(1)	4,190	4,182,374

8
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Kentucky Property and Buildings Commission, 5.00%, 8/1/24	$2,890	$ 2,980,226
Northern California Gas Authority No. 1, Gas Project Revenue, 3.905%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	2,880	2,867,990
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 3.984%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,524,675
Southeast Alabama Gas Supply District, (Project No. 2), 3.974%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	6,440	6,449,918
		$ 48,954,633
Senior Living/Life Care — 1.0%
Iowa Finance Authority, (Lifespace Communities, Inc.), 3.938%, (70% of SOFR + 0.55%), 5/15/26 (Put Date), 5/15/56(1)	$5,500	$ 4,983,660
		$ 4,983,660
Special Tax Revenue — 1.6%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 7/1/24	$1,500	$ 1,545,615
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	35	0
5.75%, 5/1/38	60	60,458
New York City Transitional Finance Authority, NY, Future Tax Revenue:
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 11/1/36(4)	2,000	2,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 8/1/39(4)	1,400	1,400,000
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/23	2,815	2,857,394
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	90	48,748
		$ 7,912,215
Student Loan — 0.6%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/24	$885	$ 908,302
Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	1,950	1,969,793
		$ 2,878,095
Transportation — 11.8%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 5.07%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	$6,900	$ 6,928,428
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Clark County, NV, (Las Vegas-McCarran International Airport), (AMT), 5.00%, 7/1/23	$1,775	$ 1,782,828
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/24	2,000	2,033,460
Denver City and County, CO, Airport System Revenue:
5.00%, 11/15/24	275	285,200
(AMT), 5.00%, 11/15/24	2,000	2,063,920
Metropolitan Transportation Authority, NY, 4.40%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	15,000	14,596,950
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 12/15/23	2,600	2,644,018
North Texas Tollway Authority, 5.00%, 1/1/24	3,000	3,051,960
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/23	1,500	1,524,960
Pennsylvania Turnpike Commission:
4.57%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,000,460
4.67%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,500,625
(LOC: TD Bank, N.A.), 3.95%, 12/1/39(3)	11,500	11,500,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/23	2,755	2,765,799
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/24	5,500	5,716,425
		$ 58,395,033
Water and Sewer — 3.2%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: Barclays Bank PLC), 3.65%, 6/15/53(4)	$1,300	$ 1,300,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 6/15/44(4)	1,400	1,400,000
(SPA: Mizuho Bank, Ltd.), 3.65%, 6/15/44(4)	2,500	2,500,000
(SPA: State Street Bank and Trust Co.), 3.67%, 6/15/49(4)	9,100	9,100,000
North Penn Water Authority, PA, 4.53%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,689,730
		$ 15,989,730
Total Tax-Exempt Municipal Obligations (identified cost $490,482,264)		$489,560,982

Taxable Municipal Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.1%
Valley View School District, PA:
(BAM), 1.25%, 5/15/23	$30	$ 29,849

9
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Valley View School District, PA: (continued)
(BAM), 1.25%, 5/15/23	$300	$ 298,530
		$ 328,379
Lease Revenue/Certificates of Participation — 1.0%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$5,000	$ 4,891,950
		$ 4,891,950
Other Revenue — 0.0%(8)
Indiana Finance Authority, (BHI Senior Living), 1.72%, 11/15/23	$300	$ 292,212
		$ 292,212
Total Taxable Municipal Obligations (identified cost $5,576,671)		$ 5,512,541
Total Investments — 100.5% (identified cost $499,412,685)		$498,400,178
Other Assets, Less Liabilities — (0.5)%		$ (2,523,125)
Net Assets — 100.0%		$495,877,053
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $11,294,519 or 2.3% of the Fund's net assets.
(6)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(7)	Issuer is in default with respect to interest and/or principal payments.
(8)	Amount is less than 0.05%.
At March 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Pennsylvania	17.1%
New York	11.8%
Others, representing less than 10% individually	70.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 1.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 1.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

10
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Statement of Assets and Liabilities

March 31, 2023
Assets
Investments, at value (identified cost $499,412,685)	$ 498,400,178
Cash	41,847
Interest receivable	3,178,043
Receivable for investments sold	740,000
Receivable for Fund shares sold	4,812,519
Receivable from affiliates	13,504
Total assets	$507,186,091
Liabilities
Payable for when-issued securities	$ 1,782,760
Payable for Fund shares redeemed	8,776,475
Distributions payable	370,296
Payable to affiliates:
Investment adviser fee	136,144
Distribution and service fees	13,907
Accrued expenses	229,456
Total liabilities	$ 11,309,038
Net Assets	$495,877,053
Sources of Net Assets
Paid-in capital	$ 502,902,984
Accumulated loss	(7,025,931)
Net Assets	$495,877,053
Advisers Class Shares
Net Assets	$ 899,751
Shares Outstanding	92,414
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.74
Class A Shares
Net Assets	$ 107,575,432
Shares Outstanding	11,042,858
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.74
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 9.96
Class I Shares
Net Assets	$ 387,401,870
Shares Outstanding	39,739,811
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.75
On sales of $100,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Statement of Operations

Year Ended
March 31, 2023
Investment Income
Interest income	$ 12,108,125
Total investment income	$12,108,125
Expenses
Investment adviser fee	$ 1,595,566
Distribution and service fees:
Advisers Class	681
Class A	194,442
Trustees’ fees and expenses	36,441
Custodian fee	125,442
Transfer and dividend disbursing agent fees	126,013
Legal and accounting services	69,546
Printing and postage	18,171
Registration fees	129,741
Miscellaneous	67,426
Total expenses	$ 2,363,469
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 297,427
Total expense reductions	$ 297,427
Net expenses	$ 2,066,042
Net investment income	$10,042,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,824,934)
Net realized loss	$ (2,824,934)
Change in unrealized appreciation (depreciation):
Investments	$ 351,165
Net change in unrealized appreciation (depreciation)	$ 351,165
Net realized and unrealized loss	$ (2,473,769)
Net increase in net assets from operations	$ 7,568,314
12
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Statements of Changes in Net Assets

	Year Ended March 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,042,083	$ 469,391
Net realized loss	(2,824,934)	(247,679)
Net change in unrealized appreciation (depreciation)	351,165	(1,671,004)
Net increase (decrease) in net assets from operations	$ 7,568,314	$ (1,449,292)
Distributions to shareholders:
Advisers Class	$ (9,753)	$ (85)
Class A	(2,213,794)	—
Class I	(7,860,047)	(478,040)
Total distributions to shareholders	$ (10,083,594)	$ (478,125)
Transactions in shares of beneficial interest:
Advisers Class	$ 640,409	$ 250,003
Class A	(33,624,841)	(43,350,246)
Class I	32,205,073	97,185,269
Net increase (decrease) in net assets from Fund share transactions	$ (779,359)	$ 54,085,026
Net increase (decrease) in net assets	$ (3,294,639)	$ 52,157,609
Net Assets
At beginning of year	$ 499,171,692	$ 447,014,083
At end of year	$495,877,053	$499,171,692
13
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Financial Highlights

	Advisers Class
	Year Ended March 31,		Period Ended March 31, 2021(1)
	2023	2022
Net asset value — Beginning of period	$ 9.800	$ 9.840	$ 9.770
Income (Loss) From Operations
Net investment income(2)	$ 0.205	$ 0.014	$ 0.004
Net realized and unrealized gain (loss)	(0.093)	(0.051)	0.071
Total income (loss) from operations	$ 0.112	$(0.037)	$ 0.075
Less Distributions
From net investment income	$ (0.172)	$ (0.003)	$ (0.005)
Total distributions	$(0.172)	$(0.003)	$(0.005)
Net asset value — End of period	$ 9.740	$ 9.800	$ 9.840
Total Return(3)	1.16%	(0.38)% (4)	0.76% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 900	$ 259	$ 10
Ratios (as a percentage of average daily net assets):
Expenses	0.50% (4)	0.51% (4)	0.56% (6)
Net investment income	2.11%	0.14%	0.11% (6)
Portfolio Turnover	128%	47%	6% (7)
(1)	For the period from the commencement of operations, November 20, 2020, to March 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% and 0.04% of average daily net assets for the years ended March 31, 2023 and 2022, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	For the year ended March 31, 2021.
14
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Financial Highlights — continued

	Class A
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.800	$ 9.830	$ 9.800	$ 9.830	$ 9.830
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.166	$ (0.001)	$ 0.022	$ 0.138	$ 0.147
Net realized and unrealized gain (loss)	(0.054)	(0.029)	0.027	(0.029)	(0.001)
Total income (loss) from operations	$ 0.112	$ (0.030)	$ 0.049	$ 0.109	$ 0.146
Less Distributions
From net investment income	$ (0.172)	$ —	$ (0.019)	$ (0.139)	$ (0.146)
Total distributions	$ (0.172)	$ —	$ (0.019)	$ (0.139)	$ (0.146)
Net asset value — End of year	$ 9.740	$ 9.800	$ 9.830	$ 9.800	$ 9.830
Total Return(2)	1.15%	(0.31)% (3)	0.50%	1.12% (3)	1.49% (3)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$107,575	$142,014	$185,881	$281,709	$257,118
Ratios (as a percentage of average daily net assets):
Expenses	0.50% (3)	0.56% (3)	0.56%	0.59% (3)	0.60% (3)
Net investment income (loss)	1.71%	(0.01)%	0.22%	1.40%	1.49%
Portfolio Turnover	128%	47%	6%	49%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% and 0.01% of average daily net assets for the years ended March 31, 2023 and 2022, respectively, and less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.
15
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.800	$ 9.840	$ 9.800	$ 9.840	$ 9.830
Income (Loss) From Operations
Net investment income(1)	$ 0.188	$ 0.015	$ 0.036	$ 0.154	$ 0.162
Net realized and unrealized gain (loss)	(0.051)	(0.041)	0.038	(0.039)	0.008
Total income (loss) from operations	$ 0.137	$ (0.026)	$ 0.074	$ 0.115	$ 0.170
Less Distributions
From net investment income	$ (0.187)	$ (0.014)	$ (0.034)	$ (0.155)	$ (0.160)
Total distributions	$ (0.187)	$ (0.014)	$ (0.034)	$ (0.155)	$ (0.160)
Net asset value — End of year	$ 9.750	$ 9.800	$ 9.840	$ 9.800	$ 9.840
Total Return(2)	1.42%	(0.26)% (3)	0.76%	1.17% (3)	1.75% (3)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$387,402	$356,899	$261,123	$288,716	$462,305
Ratios (as a percentage of average daily net assets):
Expenses	0.35% (3)	0.40% (3)	0.41%	0.44% (3)	0.45% (3)
Net investment income	1.93%	0.15%	0.37%	1.56%	1.65%
Portfolio Turnover	128%	47%	6%	49%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% and 0.01% of average daily net assets for the years ended March 31, 2023 and 2022, respectively, and less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.
16
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance National Ultra-Short Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.
As of March 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
17

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Notes to Financial Statements  — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2023 and March 31, 2022 was as follows:
	Year Ended March 31,
	2023	2022
Tax-exempt income	$9,893,744	$405,731
Ordinary income	$ 189,850	$ 72,394
As of March 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 349,087
Deferred capital losses	(5,967,496)
Net unrealized depreciation	(1,037,226)
Distributions payable	(370,296)
Accumulated loss	$(7,025,931)
At March 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $5,967,496 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2023, $3,324,524 are short-term and $2,642,972 are long-term.
18

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Notes to Financial Statements  — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$499,437,404
Gross unrealized appreciation	$ 551,412
Gross unrealized depreciation	(1,588,638)
Net unrealized depreciation	$ (1,037,226)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. Pursuant to the amended investment advisory agreement between the Fund and BMR, the fee is based upon a percentage of total daily net assets as indicated below and is payable monthly.
Total Daily Net Assets	Annual Asset Rate
Up to $500 million	0.300%
$500 million but less than $1 billion	0.275%
$1 billion but less than $1.5 billion	0.250%
$1.5 billion but less than $2 billion	0.225%
$2 billion but less than $3 billion	0.200%
$3 billion and over	0.175%
For the year ended March 31, 2023, the investment adviser fee amounted to $1,595,566 or 0.30% of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.50%, 0.50% and 0.35% of the Fund’s average daily net assets for Advisers Class, Class A and Class I, respectively. This agreement may be changed or terminated after July 31, 2023. Pursuant to this agreement, EVM and BMR were allocated $297,427 in total of the Fund’s operating expenses for the year ended March 31, 2023.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2023, EVM earned $3,989 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $355 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2023. EVD also received distribution and service fees from Advisers Class and Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Advisers Class shares and Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2023 amounted to $681 for Advisers Class shares and $194,442 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
19

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Notes to Financial Statements  — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.25% (1% prior to April 29, 2022) contingent deferred sales charge (CDSC) if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2023, the Fund was informed that EVD received approximately $6,000 of CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $639,723,480 and $629,814,070, respectively, for the year ended March 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended March 31, 2023		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Advisers Class
Sales	91,269	$ 887,103	25,407	$ 250,000
Issued to shareholders electing to receive payments of distributions in Fund shares	994	9,669	8	80
Redemptions	(26,280)	(256,363)	(8)	(77)
Net increase	65,983	$ 640,409	25,407	$ 250,003
Class A
Sales	2,506,225	$ 24,454,875	2,747,105	$ 27,003,394
Issued to shareholders electing to receive payments of distributions in Fund shares	220,562	2,148,064	—	—
Redemptions	(6,179,480)	(60,227,780)	(7,152,420)	(70,353,640)
Net decrease	(3,452,693)	$ (33,624,841)	(4,405,315)	$ (43,350,246)
Class I
Sales	47,232,786	$ 460,931,319	21,050,934	$ 207,242,089
Issued to shareholders electing to receive payments of distributions in Fund shares	546,675	5,328,532	32,081	315,346
Redemptions	(44,444,058)	(434,054,778)	(11,213,795)	(110,372,166)
Net increase	3,335,403	$ 32,205,073	9,869,220	$ 97,185,269
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2023.
20

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Notes to Financial Statements  — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 3,326,655	$ —	$ 3,326,655
Tax-Exempt Municipal Obligations	—	489,560,982	—	489,560,982
Taxable Municipal Obligations	—	5,512,541	—	5,512,541
Total Investments	$ —	$498,400,178	$ —	$498,400,178
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
21

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Ultra-Short Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Ultra-Short Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 18, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
22

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2023, the Fund designates 98.12% of distributions from net investment income as an exempt-interest dividend.
23

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 129 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustees
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust. Mr. Faust has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance Funds effective on or about August 3, 2023.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
24

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
25

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
29

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14727    3.31.23

Eaton Vance
National Limited Maturity Municipal Income Fund
Annual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2023
Eaton Vance
National Limited Maturity Municipal Income Fund

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
As the 12-month period began on April 1, 2022, municipal rates were rising and bond prices were falling. As investors became increasingly concerned about the twin threats of inflation and interest rate hikes, municipal bond mutual funds posted their worst outflow cycle on record.
In July 2022, however, municipal bond performance briefly turned positive. Helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments, municipal bond mutual funds experienced their first net inflows since January 2022.
From August through October 2022, municipal returns again turned negative. Fund outflows resumed as investors reacted to statements by U.S. Federal Reserve (Fed) officials that the central bank was not done with rate hikes and fighting inflation remained its top priority. After the Fed’s third straight 0.75% federal funds rate hike, the Bloomberg Municipal Bond Index fell 3.84% in September -- its worst one-month performance in 14 years.
However, in the final months of 2022, municipal performance rebounded. Despite the Fed’s fourth 0.75% rate hike in November, the Bloomberg Municipal Bond Index rose 4.68% -- its best monthly performance since 1986. Drivers of the rally included Fed signals that future rate hikes might be smaller, as well as growing investor demand amid lower supplies of new municipal bond issues.
The Fed did deliver a smaller 0.50% rate hike in December, but raised expectations of how high rates might go in 2023. The Bloomberg Municipal Bond Index -- helped by attractive yields and limited supply -- nonetheless eked out positive performance in December. As the new year began, municipal bonds delivered a third straight month of positive returns, driven by the ongoing supply-demand imbalance, and the return of inflows into open-end mutual funds. In February, however, the municipal rally stalled as robust economic reports -- including unexpectedly high job creation in January -- led investors to fear the Fed might keep rates higher for longer than previously expected.
As the period came to a close, municipal returns turned positive once again. The second- and third-largest bank failures in U.S. history triggered a “flight to quality” that drove municipal bonds to their strongest March performance since 2008, despite the Fed announcing its ninth consecutive rate hike that month.
For the period as a whole, the Bloomberg Municipal Bond Index returned 0.26% as coupon payments slightly outpaced declining bond prices. While interest rates rose and bond prices fell across the municipal bond yield curve, the largest rate increases during the period occurred at the long and short ends of the curve. In comparison, rates rose only modestly within the five-to-10-year area of the curve. Municipal bonds outperformed U.S. Treasurys throughout the yield curve. Higher quality municipal bonds generally outperformed lower quality municipal bonds, reflecting decreased investor appetite for risk during the period.
Fund Performance
For the 12-month period ended March 31, 2023, Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) returned 0.77% for Class A shares at net asset value (NAV), underperforming its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index), which returned 1.81%.
The Fund’s overall strategy is to invest in municipal obligations exempt from regular federal income tax. The Fund seeks to maintain a dollar-weighted average portfolio duration of less than five years.
Detractors from Fund performance versus the Index during the period included security selections in the health care sector, and an overweight position in bonds rated BBB and below during a period when lower rated bonds generally underperformed higher rated bonds. An underweight position in bonds with 6-10 years remaining to maturity hurt relative returns as well, as those intermediate-maturity bonds outperformed shorter maturity bonds within the Index during the period.
In contrast, the Fund’s relatively defensive out-of-Index allocation to floating-rate notes -- whose coupon payments are linked to short-term interest rates -- contributed to relative performance as the U.S. Federal Reserve increased the federal funds rate multiple times during the period.
Additional contributors to relative returns included security selections in AA-rated bonds, and security selections and an overweight position in the transportation sector during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	0.77%	1.46%	1.60%
Class A with 3.25% Maximum Sales Charge	—	—	(2.52)	0.79	1.26
Class C at NAV	12/08/1993	05/22/1992	(0.08)	0.71	0.98
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.07)	0.71	0.98
Class I at NAV	10/01/2009	05/22/1992	0.82	1.61	1.75

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	1.81%	1.79%	1.67%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.61%	1.36%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.81%	2.06%	2.96%
Taxable-Equivalent Distribution Rate	4.75	3.49	5.00
SEC 30-day Yield	2.62	1.96	2.85
Taxable-Equivalent SEC 30-day Yield	4.42	3.31	4.82
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2013	$11,023	N.A.
Class I, at minimum investment	$1,000,000	03/31/2013	$1,189,631	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
4

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,032.70	$3.45	0.68%
Class C	$1,000.00	$1,029.00	$7.23	1.43%
Class I	$1,000.00	$1,033.50	$2.69	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.54	$3.43	0.68%
Class C	$1,000.00	$1,017.80	$7.19	1.43%
Class I	$1,000.00	$1,022.29	$2.67	0.53%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
6

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Portfolio of Investments

Corporate Bonds — 2.1%
Security	Principal Amount (000's omitted)	Value
Education — 1.3%
Chapman University, 1.76%, 4/1/28	$3,070	$ 2,651,122
Grand Canyon University, 4.125%, 10/1/24	4,750	4,500,102
		$ 7,151,224
Hospital — 0.8%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,595,695
Little Co. of Mary Hospital of Indiana, Inc.:
1.399%, 11/1/23	125	122,269
1.581%, 11/1/24	360	341,105
1.973%, 11/1/25	325	298,785
		$ 4,357,854
Total Corporate Bonds (identified cost $12,115,318)		$ 11,509,078

Tax-Exempt Municipal Obligations — 90.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.2%
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank N.A.), 4.00%, 3/1/52(1)	$9,000	$ 9,000,000
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,179,220
		$ 12,179,220
Education — 5.7%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.671%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(2)	$2,000	$ 1,945,340
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	4,000	3,980,160
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	400,512
Massachusetts Development Finance Agency, (Harvard University):
4.00%, 7/15/36	3,145	3,229,412
5.00%, 7/15/34	5,000	5,425,200
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
5.00%, 10/1/28	1,860	2,011,720
5.00%, 10/1/29	3,000	3,245,760
5.00%, 10/1/30	2,000	2,164,540
Security	Principal Amount (000's omitted)	Value
Education (continued)
Oregon Health and Science University, 5.00%, 7/1/39	$2,250	$ 2,350,013
University of North Carolina at Chapel Hill, 3.886%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(2)	6,300	6,289,227
		$ 31,041,884
Electric Utilities — 4.4%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,053,350
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	3,335	3,245,889
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), (AMT), 3.25%, 1/1/25	3,000	2,975,190
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 4.013%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	5,770	5,772,712
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	894,600
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/26	3,545	3,702,681
(LOC: TD Bank, N.A.), 3.95%, 8/1/31(1)	400	400,000
South Carolina Public Service Authority, 5.724%, 12/1/23	1,525	1,527,852
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	1,365	1,456,318
Western Minnesota Municipal Power Agency:
5.00%, 1/1/26	1,345	1,433,286
5.00%, 1/1/28	1,400	1,561,630
		$ 24,023,508
Escrowed/Prerefunded — 1.3%
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	$340	$ 340,598
Louisiana, Highway Improvement Revenue, Prerefunded to 6/15/24, 5.00%, 6/15/25	750	771,210
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University):
Escrowed to Maturity, 4.00%, 4/1/25	360	369,108
Escrowed to Maturity, 4.00%, 4/1/26	375	390,720
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/24, 4.00%, 6/15/28	5,000	5,085,850
		$ 6,957,486
General Obligations — 22.3%
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	$1,100	$ 1,143,813
California, 4.00%, 10/1/24	8,000	8,179,520

7
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL:
5.00%, 12/1/26	$2,000	$ 2,075,600
5.00%, 12/1/30	2,690	2,793,430
Chicago, IL, 5.25%, 1/1/30	2,000	2,018,060
Commonwealth of Massachusetts, 5.00%, 10/1/29	3,485	4,068,668
Cook County School District No. 63, IL, 5.00%, 12/1/28	2,595	2,898,200
Detroit, MI, 5.00%, 4/1/25	150	153,082
Fort Bend Independent School District, TX, (PSF Guaranteed):
2.375% to 8/1/24 (Put Date), 8/1/49	4,000	3,949,000
3.00% to 8/1/23 (Put Date), 8/1/52	3,000	2,996,040
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,326,338
Hawaii, 5.00%, 4/1/23	5,000	5,000,000
Honolulu City and County, HI, (Honululu Rail Transit Project), 5.00% to 9/1/23 (Put Date), 9/1/24	5,000	5,016,850
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	3,700	3,729,008
Illinois:
5.00%, 2/1/25	4,000	4,140,520
5.00%, 3/1/25	3,250	3,369,405
5.00%, 11/1/25	1,500	1,574,985
5.00%, 11/1/26	5,000	5,347,250
5.50%, 5/1/30	500	563,170
Leander Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/26	1,150	1,246,462
5.00%, 8/15/27	1,000	1,111,270
Millcreek Township School District, PA, 5.00%, 9/15/25	500	505,375
New Jersey, 2.00%, 6/1/27	4,000	3,825,764
New York, NY:
5.00%, 8/1/24	2,000	2,040,240
5.00%, 3/1/30	5,000	5,102,800
Ocean City, NJ, 2.00%, 10/15/31	745	670,172
Portland Community College District, OR, 5.00%, 6/15/28	1,000	1,081,230
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	3,290	3,512,141
Puerto Rico:
5.25%, 7/1/23	6,000	6,009,000
5.625%, 7/1/27	4,200	4,344,228
5.625%, 7/1/29	2,000	2,091,200
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	12,937,925
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/25	6,500	6,789,770
Texas, 5.00%, 8/1/36	1,000	1,042,870
Wisconsin:
5.00%, 5/1/28	2,195	2,488,230
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Wisconsin: (continued)
5.00%, 5/1/29	$3,995	$ 4,628,687
		$120,770,303
Hospital — 4.2%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 5.00%, 11/15/27	$1,175	$ 1,294,133
Allegheny County Hospital Development Authority, PA, (UPMC), 4.39%, (SIFMA + 0.42%), 11/15/24(2)	2,000	1,987,580
Batesville Public Facilities Board, AR, (White River Health System, Inc.), 5.00%, 6/1/23	795	796,773
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,517,220
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	4,000	4,243,600
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/24	1,250	1,280,512
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	462,392
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	404,215
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	3,500	3,701,390
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	2,000	2,053,820
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,011,550
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/23	250	251,740
5.00%, 12/1/24	285	287,320
Tarrant County Cultural Education Facilities Finance Corp.,TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	2,000	2,115,800
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,262,263
		$ 22,670,308
Housing — 3.1%
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	$2,350	$ 2,317,171
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,892,604
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	2,500	2,564,475
Michigan Housing Development Authority, 3.75%, 4/1/27	2,250	2,261,723

8
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	$3,000	$ 2,779,440
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	2,000	2,009,000
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/32	365	382,494
5.00%, 7/1/33	300	313,371
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	508,595
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	455	455,114
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000
		$ 16,578,987
Industrial Development Revenue — 7.2%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$1,500	$ 1,502,520
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	5,675	5,743,668
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	1,871,521
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41	5,000	5,024,950
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 3.875% to 3/6/26 (Put Date), 10/1/48	1,000	1,014,570
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53(5)	2,000	2,031,620
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(3)	860	748,131
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(3)	435	370,237
North Carolina Capital Facilities Finance Agency, (Republic Services, Inc.), 3.65% to 6/1/23 (Put Date), 7/1/34(6)	4,000	4,003,120
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 3.50% to 5/1/23 (Put Date), 8/1/45(6)	6,000	5,999,100
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	962,390
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	$4,500	$ 4,486,905
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,115,750
		$ 38,874,482
Insured - Education — 0.7%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):
(AGM), 5.00%, 7/1/24	$100	$ 102,521
(AGM), 5.00%, 7/1/26	100	106,433
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	175	176,745
New York Dormitory Authority, (Northwell Health Obligation Group), (BAM), 5.00%, 10/1/25	2,975	3,147,193
		$ 3,532,892
Insured - Electric Utilities — 0.3%
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	$1,100	$ 1,185,525
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	160	159,998
(NPFG), 5.00%, 7/1/24	115	115,100
(NPFG), Series SS, 5.00%, 7/1/25	300	300,261
		$ 1,760,884
Insured - Escrowed/Prerefunded — 0.2%
Louisiana Energy & Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/25	$1,125	$ 1,129,635
		$ 1,129,635
Insured - General Obligations — 1.2%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 266,413
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	421,440
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	3,075	3,090,283
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,091,232
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	1,026,089
Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	672,951
		$ 6,568,408

9
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.0%(7)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 259,545
		$ 259,545
Insured - Special Tax Revenue — 0.4%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$ 1,107,250
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	1,140	1,047,614
		$ 2,154,864
Insured - Water and Sewer — 0.1%
Pittsburgh Water and Sewer Authority, PA, (AGM), 4.62%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(2)	$500	$ 500,160
		$ 500,160
Lease Revenue/Certificates of Participation — 1.9%
California State Public Works Board, 5.00%, 11/1/26	$2,725	$ 2,762,959
Minnesota, 5.00%, 3/1/27	3,000	3,302,850
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/25	600	631,752
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,511,977
		$ 10,209,538
Other Revenue — 4.2%
Black Belt Energy Gas District, AL, 4.34%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,833,150
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.32%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	1,050	1,038,209
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	216,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(3)	1,025	1,059,102
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00%, 6/1/25	1,000	1,020,430
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 4.00%, 12/1/23	2,000	2,008,180
(Liq: Royal Bank of Canada), 4.236%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(2)	7,500	7,348,125
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 3.984%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(2)	2,000	2,002,820
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	$750	$ 751,245
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	170	169,985
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/23	675	677,396
5.00%, 6/1/24	590	604,313
5.00%, 6/1/25	1,000	1,047,010
		$ 22,775,965
Senior Living/Life Care — 3.0%
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(3)	$500	$ 475,035
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/26(3)	830	795,414
4.00%, 4/1/27(3)	765	722,267
4.00%, 4/1/29(3)	935	856,152
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.67%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	435	423,451
Illinois Finance Authority, (Smith Crossing):
4.00%, 10/15/23	210	209,116
4.00%, 10/15/25	300	292,875
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/26	435	422,572
4.00%, 12/1/27	440	423,482
4.00%, 12/1/28	455	433,651
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
5.00%, 8/1/23	705	704,901
5.00%, 8/1/24	480	479,659
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	1,911,403
5.00%, 1/1/30	1,265	1,245,722
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	2,000	1,970,680
4.50%, 10/1/26	2,000	1,970,820
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(3)	1,500	1,350,465
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/23	220	218,621
4.00%, 12/1/27	355	337,978

10
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe): (continued)
4.00%, 12/1/28	$370	$ 348,107
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	140	139,499
4.00%, 11/15/25	115	113,063
4.00%, 11/15/26	125	121,955
4.00%, 11/15/27	130	125,788
4.00%, 11/15/28	110	105,500
		$ 16,198,176
Special Tax Revenue — 6.8%
Baltimore, MD, (Harbor Point):
3.05%, 6/1/28(3)	$190	$ 173,158
3.15%, 6/1/29(3)	200	180,130
3.20%, 6/1/30(3)	200	177,806
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	325,301
1.15%, 7/1/27	750	690,630
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,041,448
Massachusetts School Building Authority, 5.00%, 8/15/37	3,170	3,313,569
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,043,930
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,504,725
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(4)	280	0
5.75%, 5/1/38	310	312,365
New York City Transitional Finance Authority, NY, Future Tax Revenue:
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 8/1/39(8)	2,200	2,200,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 2/1/45(8)	2,000	2,000,000
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 9/15/28	6,000	6,844,860
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,444,044
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,010,630
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	276	148,810
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), Prerefunded to 7/1/23, 5.00%, 7/1/25	$2,815	$ 2,830,004
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	3,600	4,358,880
		$ 36,600,290
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,744,769
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	2,520	2,429,431
(AMT), 3.625%, 7/1/38	1,500	1,412,190
		$ 5,586,390
Transportation — 17.0%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.27%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(2)	$5,000	$ 4,882,750
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/26	1,000	1,079,130
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	4,000	4,053,840
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/25	3,325	3,529,022
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/24	2,000	2,063,920
(AMT), 5.00%, 11/15/28	4,920	5,401,373
(AMT), 5.25%, 11/15/26	1,000	1,079,410
(AMT), 5.25%, 11/15/27	1,100	1,205,853
(AMT), 5.50%, 11/15/27	5,000	5,056,950
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,751,425
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,381,200
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	3,000	3,061,950
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,084,100
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	2,265	2,482,100
(AMT), 5.00%, 10/1/29	4,000	4,024,160
(AMT), 5.00%, 10/1/32	6,360	6,693,328
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/28	3,000	3,247,080
North Carolina Turnpike Authority, (Triangle Expressway System), Escrowed to Maturity, 5.00%, 2/1/24	5,280	5,373,878

11
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/28	$1,250	$ 1,428,713
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	3,070,932
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/23	4,460	4,477,483
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,012,970
Port of Seattle, WA:
(AMT), 5.00%, 8/1/24	2,495	2,553,158
(AMT), 5.00%, 8/1/30	2,500	2,810,825
(AMT), 5.00%, 5/1/33	2,000	2,119,220
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	4,000	4,247,880
Salt Lake City, UT, Airport Revenue, (AMT), 5.00%, 7/1/31	2,460	2,654,684
South Carolina Transportation Infrastructure Bank, 4.00%, 10/1/28	4,500	4,624,785
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	395	404,543
		$ 91,856,662
Water and Sewer — 2.8%
Atlanta, GA, Water and Wastewater Revenue, 4.00%, 11/1/36	$4,000	$ 4,085,720
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/28	2,250	2,560,838
King County, WA, Sewer Revenue, 4.00%, 7/1/30	5,255	5,333,878
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	3,050	3,227,662
		$ 15,208,098
Total Tax-Exempt Municipal Obligations (identified cost $484,297,171)		$487,437,685

Taxable Municipal Obligations — 7.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.5%
California, 5.222%, 3/1/24	$3,850	$ 3,863,051
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	627,333
Homewood, AL, 2.00%, 9/1/26	625	579,744
Maryland, 0.41%, 8/1/23	3,000	2,955,570
Nashua, NH, 1.40%, 1/15/33	375	279,041
		$ 8,304,739
Security	Principal Amount (000's omitted)	Value
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,205	$ 1,131,411
Middleburg Heights, OH, (Southwest General Health Center), 2.025%, 8/1/23	615	608,358
		$ 1,739,769
Industrial Development Revenue — 0.3%
Louisiana Local Government Environmental Facilities and Community Development Authority, (Louisiana Utilities Restoration Corp./ELL), 5.081%, 6/1/31	$1,795	$ 1,810,904
		$ 1,810,904
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 1.55%, 5/15/24	$250	$ 239,402
Westland, MI, (BAM), 1.734%, 11/1/31	400	316,740
		$ 556,142
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,826,087
		$ 1,826,087
Other Revenue — 1.3%
Golden State Tobacco Securitization Corp., CA, 1.337%, 6/1/23	$7,235	$ 7,190,071
		$ 7,190,071
Senior Living/Life Care — 1.0%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$215	$ 207,090
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	329,756
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.60%, 11/15/24	4,000	3,785,880
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.25%, 6/1/26	1,310	1,197,117
		$ 5,519,843
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 2.47%, 9/1/24(3)	$475	$ 454,580

12
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$3,500	$ 2,968,070
Massachusetts, Special Obligation Revenue Bonds, Social Bonds, 3.564%, 7/15/23	6,500	6,478,745
		$ 9,901,395
Student Loan — 0.3%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$ 1,096,073
Rhode Island Student Loan Authority, 2.373%, 12/1/28	400	348,380
		$ 1,444,453
Transportation — 0.4%
Port of Seattle, WA, 3.325%, 8/1/23	$2,000	$ 1,989,820
		$ 1,989,820
Total Taxable Municipal Obligations (identified cost $41,322,708)		$ 40,283,223
Total Investments — 99.5% (identified cost $537,735,197)		$539,229,986
Other Assets, Less Liabilities — 0.5%		$ 2,702,388
Net Assets — 100.0%		$541,932,374
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $9,689,111 or 1.8% of the Fund's net assets.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(5)	When-issued security.
(6)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(7)	Amount is less than 0.05%.
(8) Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
At March 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 3.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
MFMR	– Multi-Family Mortgage Revenue
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

13
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Statement of Assets and Liabilities

March 31, 2023
Assets
Investments, at value (identified cost $537,735,197)	$ 539,229,986
Cash	1,078,602
Interest receivable	6,506,705
Receivable for investments sold	4,315,000
Receivable for Fund shares sold	319,994
Total assets	$551,450,287
Liabilities
Payable for investments purchased	$ 3,850,951
Payable for when-issued securities	2,000,000
Payable for Fund shares redeemed	2,701,063
Distributions payable	480,511
Payable to affiliates:
Investment adviser fee	186,568
Distribution and service fees	32,265
Accrued expenses	266,555
Total liabilities	$ 9,517,913
Net Assets	$541,932,374
Sources of Net Assets
Paid-in capital	$ 569,813,793
Accumulated loss	(27,881,419)
Net Assets	$541,932,374
Class A Shares
Net Assets	$ 180,720,575
Shares Outstanding	19,377,450
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.33
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.64
Class C Shares
Net Assets	$ 11,732,512
Shares Outstanding	1,340,797
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.75
Class I Shares
Net Assets	$ 349,479,287
Shares Outstanding	37,454,979
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.33
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Statement of Operations

Year Ended
March 31, 2023
Investment Income
Interest income	$ 18,159,591
Total investment income	$ 18,159,591
Expenses
Investment adviser fee	$ 2,351,361
Distribution and service fees:
Class A	304,261
Class C	117,575
Trustees’ fees and expenses	43,539
Custodian fee	148,822
Transfer and dividend disbursing agent fees	194,437
Legal and accounting services	88,976
Printing and postage	20,739
Registration fees	160,315
Miscellaneous	92,717
Total expenses	$ 3,522,742
Net investment income	$ 14,636,849
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (17,308,388)
Net realized loss	$(17,308,388)
Change in unrealized appreciation (depreciation):
Investments	$ 6,450,062
Net change in unrealized appreciation (depreciation)	$ 6,450,062
Net realized and unrealized loss	$(10,858,326)
Net increase in net assets from operations	$ 3,778,523
15
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Statements of Changes in Net Assets

	Year Ended March 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 14,636,849	$ 10,411,366
Net realized loss	(17,308,388)	(5,743,965)
Net change in unrealized appreciation (depreciation)	6,450,062	(23,434,774)
Net increase (decrease) in net assets from operations	$ 3,778,523	$ (18,767,373)
Distributions to shareholders:
Class A	$ (4,740,968)	$ (3,593,098)
Class C	(207,941)	(113,484)
Class I	(9,896,740)	(6,689,091)
Total distributions to shareholders	$ (14,845,649)	$ (10,395,673)
Transactions in shares of beneficial interest:
Class A	$ (43,320,906)	$ 15,192,700
Class C	(1,754,610)	(42,625)
Class I	(25,974,508)	31,183,664
Net increase (decrease) in net assets from Fund share transactions	$ (71,050,024)	$ 46,333,739
Net increase (decrease) in net assets	$ (82,117,150)	$ 17,170,693
Net Assets
At beginning of year	$ 624,049,524	$ 606,878,831
At end of year	$541,932,374	$624,049,524
16
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Financial Highlights

	Class A
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.480	$ 9.910	$ 9.700	$ 9.790	$ 9.730
Income (Loss) From Operations
Net investment income(1)	$ 0.215	$ 0.148	$ 0.215	$ 0.251	$ 0.272
Net realized and unrealized gain (loss)	(0.145)	(0.430)	0.215	(0.087)	0.058
Total income (loss) from operations	$ 0.070	$ (0.282)	$ 0.430	$ 0.164	$ 0.330
Less Distributions
From net investment income	$ (0.220)	$ (0.148)	$ (0.220)	$ (0.254)	$ (0.270)
Total distributions	$ (0.220)	$ (0.148)	$ (0.220)	$ (0.254)	$ (0.270)
Net asset value — End of year	$ 9.330	$ 9.480	$ 9.910	$ 9.700	$ 9.790
Total Return(2)	0.77%	(2.89)%	4.47%	1.66%	3.45%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$180,721	$227,994	$223,318	$180,506	$192,155
Ratios (as a percentage of average daily net assets):
Expenses	0.66%	0.61%	0.65%	0.66%	0.68%
Net investment income	2.31%	1.50%	2.18%	2.55%	2.80%
Portfolio Turnover	110%	70%	81%	40%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
17
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.900	$ 9.290	$ 9.100	$ 9.180	$ 9.120
Income (Loss) From Operations
Net investment income(1)	$ 0.136	$ 0.070	$ 0.138	$ 0.167	$ 0.186
Net realized and unrealized gain (loss)	(0.145)	(0.390)	0.189	(0.078)	0.059
Total income (loss) from operations	$ (0.009)	$ (0.320)	$ 0.327	$ 0.089	$ 0.245
Less Distributions
From net investment income	$ (0.141)	$ (0.070)	$ (0.137)	$ (0.169)	$ (0.185)
Total distributions	$ (0.141)	$ (0.070)	$ (0.137)	$ (0.169)	$ (0.185)
Net asset value — End of year	$ 8.750	$ 8.900	$ 9.290	$ 9.100	$ 9.180
Total Return(2)	(0.08)%	(3.47)%	3.61%	0.95%	2.73%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,733	$13,732	$14,426	$24,108	$35,667
Ratios (as a percentage of average daily net assets):
Expenses	1.41%	1.36%	1.40%	1.41%	1.43%
Net investment income	1.56%	0.75%	1.49%	1.80%	2.05%
Portfolio Turnover	110%	70%	81%	40%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
18
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.490	$ 9.910	$ 9.700	$ 9.790	$ 9.730
Income (Loss) From Operations
Net investment income(1)	$ 0.229	$ 0.163	$ 0.230	$ 0.266	$ 0.286
Net realized and unrealized gain (loss)	(0.155)	(0.420)	0.215	(0.087)	0.059
Total income (loss) from operations	$ 0.074	$ (0.257)	$ 0.445	$ 0.179	$ 0.345
Less Distributions
From net investment income	$ (0.234)	$ (0.163)	$ (0.235)	$ (0.269)	$ (0.285)
Total distributions	$ (0.234)	$ (0.163)	$ (0.235)	$ (0.269)	$ (0.285)
Net asset value — End of year	$ 9.330	$ 9.490	$ 9.910	$ 9.700	$ 9.790
Total Return(2)	0.82%	(2.64)%	4.63%	1.81%	3.61%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$349,479	$382,323	$369,135	$292,213	$294,297
Ratios (as a percentage of average daily net assets):
Expenses	0.51%	0.46%	0.50%	0.51%	0.53%
Net investment income	2.46%	1.65%	2.33%	2.69%	2.95%
Portfolio Turnover	110%	70%	81%	40%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
19
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
20

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Notes to Financial Statements  — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2023 and March 31, 2022 was as follows:
	Year Ended March 31,
	2023	2022
Tax-exempt income	$13,438,642	$9,492,365
Ordinary income	$ 1,407,007	$ 903,308
As of March 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 480,511
Deferred capital losses	(29,448,284)
Net unrealized appreciation	1,566,865
Distributions payable	(480,511)
Accumulated loss	$(27,881,419)
At March 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $29,448,284 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2023, $21,420,974 are short-term and $8,027,310 are long-term.
21

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Notes to Financial Statements  — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$537,663,121
Gross unrealized appreciation	$ 7,320,820
Gross unrealized depreciation	(5,753,955)
Net unrealized appreciation	$ 1,566,865
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended March 31, 2023, the investment adviser fee amounted to $2,351,361 or 0.38% of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2023, EVM earned $18,122 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,568 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended March 31, 2023 in the amount of $161. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2023 amounted to $304,261 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2023, the Fund paid or accrued to EVD $97,979 for Class C shares.
22

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Notes to Financial Statements  — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2023 amounted to $19,596 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2023, the Fund was informed that EVD received approximately $49,000 and $2,600 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $640,118,166 and $719,527,729, respectively, for the year ended March 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Year Ended March 31, 2023		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	4,679,668	$ 43,514,159	6,678,373	$ 65,927,491
Issued to shareholders electing to receive payments of distributions in Fund shares	411,962	3,827,204	304,331	2,993,762
Redemptions	(9,759,644)	(90,662,269)	(5,481,731)	(53,728,553)
Net increase (decrease)	(4,668,014)	$ (43,320,906)	1,500,973	$ 15,192,700
Class C
Sales	429,595	$ 3,751,287	418,555	$ 3,888,806
Issued to shareholders electing to receive payments of distributions in Fund shares	22,024	191,877	11,479	105,974
Redemptions	(654,406)	(5,697,774)	(438,681)	(4,037,405)
Net decrease	(202,787)	$ (1,754,610)	(8,647)	$ (42,625)
Class I
Sales	34,387,362	$ 320,251,381	19,053,048	$ 187,916,274
Issued to shareholders electing to receive payments of distributions in Fund shares	541,289	5,029,783	333,610	3,281,465
Redemptions	(37,776,924)	(351,255,672)	(16,333,091)	(160,014,075)
Net increase (decrease)	(2,848,273)	$ (25,974,508)	3,053,567	$ 31,183,664
23

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Notes to Financial Statements  — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2023.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,509,078	$ —	$ 11,509,078
Tax-Exempt Municipal Obligations	—	487,437,685	—	487,437,685
Taxable Municipal Obligations	—	40,283,223	—	40,283,223
Total Investments	$ —	$539,229,986	$ —	$539,229,986
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
24

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
 /s/ Deloitte & Touche LLP
Boston, Massachusetts
May 18, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
25

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2023, the Fund designates 90.52% of distributions from net investment income as an exempt-interest dividend.
26

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 129 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustees
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust. Mr. Faust has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance Funds effective on or about August 3, 2023.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
27

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
28

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
29

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
30

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
32

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14728    3.31.23

Eaton Vance
New York Municipal
Opportunities Fund
Annual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2023
Eaton Vance
New York Municipal Opportunities Fund

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
As the 12-month period began on April 1, 2022, municipal rates were rising and bond prices were falling. As investors became increasingly concerned about the twin threats of inflation and interest rate hikes, municipal bond mutual funds posted their worst outflow cycle on record.
In July 2022, however, municipal bond performance briefly turned positive. Helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments, municipal bond mutual funds experienced their first net inflows since January 2022.
From August through October 2022, municipal returns again turned negative. Fund outflows resumed as investors reacted to statements by U.S. Federal Reserve (Fed) officials that the central bank was not done with rate hikes and fighting inflation remained its top priority. After the Fed’s third straight 0.75% federal funds rate hike, the Bloomberg Municipal Bond Index (the Index) fell 3.84% in September -- its worst one-month performance in 14 years.
However, in the final months of 2022, municipal performance rebounded. Despite the Fed’s fourth 0.75% rate hike in November, the Index rose 4.68% -- its best monthly performance since 1986. Drivers of the rally included Fed signals that future rate hikes might be smaller, as well as growing investor demand amid lower supplies of new municipal bond issues.
The Fed did deliver a smaller 0.50% rate hike in December, but raised expectations of how high rates might go in 2023. The Index -- helped by attractive yields and limited supply -- nonetheless eked out positive performance in December. As the new year began, municipal bonds delivered a third straight month of positive returns, driven by the ongoing supply-demand imbalance, and the return of inflows into open-end mutual funds. In February, however, the municipal rally stalled as robust economic reports -- including unexpectedly high job creation in January -- led investors to fear the Fed might keep rates higher for longer than previously expected.
As the period came to a close, municipal returns turned positive once again. The second- and third-largest bank failures in U.S. history triggered a “flight to quality” that drove municipal bonds to their strongest March performance since 2008, despite the Fed announcing its ninth consecutive rate hike that month.
For the period as a whole, the Index returned 0.26% as coupon payments slightly outpaced declining bond prices. While interest rates rose and bond prices fell across the municipal bond yield curve, the largest rate increases during the period occurred at the long and short ends of the curve. In comparison, rates rose only modestly within the five-to-10-year area of the curve. Municipal bonds outperformed U.S. Treasurys throughout the yield curve. Higher quality municipal bonds generally outperformed lower quality municipal bonds, reflecting decreased investor appetite for risk during the period.
Fund Performance
For the 12-month period ended March 31, 2023, Eaton Vance New York Municipal Opportunities Fund (the Fund) returned -0.53% for Class A shares at net asset value (NAV), underperforming its benchmark, the Bloomberg Municipal Bond Index (the Index), which returned 0.26%.
To pursue its primary objective of maximizing after-tax total return, the Fund uses a flexible investment strategy and may invest in obligations of any duration or credit quality. Management has the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including -- but not limited to -- taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities.
Up to 50% of the Fund’s net assets may be invested in obligations rated below investment-grade quality -- Baa/BBB by Moody’s, S&P or Fitch. The Fund may also seek to hedge interest rate risk and hold leveraged investments. While leveraged investments were not held during the period, the Fund did use U.S. Treasury futures to hedge interest rate risk. By period-end, the Fund no longer employed a futures hedge.
Detractors from Fund performance relative to the Index included security selections in the public power sector, security selections in 4% coupon bonds, and security selections and an overweight position in the health care sector. Spread widening within the health care sector hurt bond returns, as operating margins for health care providers were pressured by labor shortages and rising expenses during the period.
In contrast, contributors to Fund performance versus the Index included the timing of the Fund’s futures hedge; security selections in the industrial development revenue sector; and an overweight position in short- and intermediate-maturity bonds with 1-8 years remaining to maturity, which outperformed long-maturity bonds and the Index as a whole during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	(0.53)%	1.57%	1.42%
Class A with 3.25% Maximum Sales Charge	—	—	(3.73)	0.91	1.09
Class C at NAV	12/08/1993	05/29/1992	(1.20)	0.83	0.81
Class C with 1% Maximum Deferred Sales Charge	—	—	(2.17)	0.83	0.81
Class I at NAV	08/03/2010	05/29/1992	(0.38)	1.72	1.58

Bloomberg Municipal Bond Index	—	—	0.26%	2.03%	2.38%
Bloomberg New York Municipal Bond Index	—	—	0.57	1.86	2.30
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.73%	1.48%	0.58%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.49%	1.75%	2.64%
Taxable-Equivalent Distribution Rate	5.16	3.62	5.47
SEC 30-day Yield	2.79	2.14	3.03
Taxable-Equivalent SEC 30-day Yield	5.78	4.43	6.28
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2013	$10,840	N.A.
Class I, at minimum investment	$1,000,000	03/31/2013	$1,169,350	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
4

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.
Spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.

5

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,058.80	$4.21	0.82%
Class C	$1,000.00	$1,056.10	$8.05	1.57%
Class I	$1,000.00	$1,059.60	$3.44	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.84	$4.13	0.82%
Class C	$1,000.00	$1,017.10	$7.90	1.57%
Class I	$1,000.00	$1,021.59	$3.38	0.67%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
6

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 95.0%
Security	Principal Amount (000's omitted)	Value
Education — 11.1%
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$ 313,626
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	405	417,757
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	100,606
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	300	323,244
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/36	200	193,854
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/24	885	905,311
5.00%, 10/1/25	930	963,991
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	167,259
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	370	403,985
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
5.00%, 9/1/29	90	98,585
5.00%, 9/1/34	125	136,790
5.00%, 9/1/35	125	135,578
Series 2021A, 5.00%, 9/1/30	50	55,232
Series 2021A, 5.00%, 9/1/31	90	100,004
Series 2021A, 5.00%, 9/1/32	70	77,307
Series 2021B, 5.00%, 9/1/31	260	288,902
Series 2021B, 5.00%, 9/1/32	200	220,878
Series 2021B, 5.00%, 9/1/33	225	247,358
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000	1,090,730
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/29	330	309,695
4.00%, 10/15/30	410	380,382
5.00%, 10/15/39	80	74,866
		$ 7,005,940
Escrowed/Prerefunded — 2.6%
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), Prerefunded to 11/1/24, 1.75%, 11/1/31	$1,650	$ 1,628,732
		$ 1,628,732
Security	Principal Amount (000's omitted)	Value
General Obligations — 6.1%
New York, NY:
4.00%, 9/1/46	$1,000	$ 978,370
4.00%, 4/1/50(2)	1,000	968,300
5.25%, 10/1/42	1,000	1,135,160
Puerto Rico:
0.00%, 7/1/33	38	21,655
5.625%, 7/1/29	208	217,570
5.75%, 7/1/31	63	67,374
Valley Stream, NY:
2.00%, 5/15/25	235	224,425
2.125%, 5/15/26	240	225,931
		$ 3,838,785
Hospital — 7.9%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/31	$650	$ 723,892
Dutchess County Local Development Corp., NY, (Nuvance Health), 5.00%, 7/1/24	140	142,499
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	1,390	1,377,073
4.00%, 11/1/29	1,110	1,094,338
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	502,080
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	354,732
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	760	799,725
		$ 4,994,339
Housing — 2.5%
New York City Housing Development Corp., NY, 0.90% to 1/1/26 (Put Date), 11/1/60	$855	$ 792,140
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/24	165	167,815
5.00%, 6/1/25	170	174,677
5.00%, 6/1/26	170	176,470
5.00%, 6/1/27	240	250,968
		$ 1,562,070
Industrial Development Revenue — 7.6%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$315	$ 315,796

7
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$625	$ 602,369
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,156,676
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	212,780
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	935,250
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	1,000	981,930
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	610	595,207
		$ 4,800,008
Insured - Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,061,849
		$ 2,061,849
Insured - General Obligations — 2.4%
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$ 1,022,310
Nassau County, NY, (AGM), 4.00%, 4/1/47	550	531,938
		$ 1,554,248
Insured - Solid Waste — 1.5%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 159,873
(AGM), (AMT), 5.00%, 5/1/28	740	805,453
		$ 965,326
Lease Revenue/Certificates of Participation — 0.8%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$475	$ 503,172
		$ 503,172
Other Revenue — 3.1%
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	$1,000	$ 993,090
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/48	1,000	978,040
		$ 1,971,130
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 7.8%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 246,591
5.25%, 11/1/25	750	764,828
Broome County Local Development Corp., NY, (Good Shepherd Village at Endwell, Inc.), 3.50%, 7/1/25	455	441,605
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,464,196
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,006,120
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/24	460	468,772
5.00%, 7/1/25	260	269,196
5.00%, 7/1/26	290	305,071
		$ 4,966,379
Special Tax Revenue — 18.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 200,035
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/38	1,000	1,024,501
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/42	1,000	1,068,540
(AMT), 5.00%, 3/15/30	1,875	2,100,506
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45	750	740,588
5.00%, 9/15/28	1,000	1,140,810
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/39	1,330	1,343,672
New York Thruway Authority, Personal Income Tax Revenue, 5.00%, 3/15/48	375	411,934
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	944,170
Triborough Bridge and Tunnel Authority, NY:
5.00%, 5/15/47	1,000	1,090,360
5.00%, 5/15/51	1,000	1,076,270
Green Bonds, 5.00%, 11/15/32	500	605,400
		$11,746,786
Transportation — 14.3%
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	$95	$ 96,462
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,000	1,002,080

8
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	$200	$ 191,330
(AMT), 4.00%, 12/1/40	50	46,704
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/24	795	808,706
(AMT), 5.00%, 4/1/28	520	560,284
(AMT), 5.00%, 4/1/29	275	300,317
(AMT), 5.00%, 4/1/30	455	493,975
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	740	781,070
(AMT), 5.50%, 8/1/52	1,000	1,112,620
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	1,000	796,720
4.00%, 11/15/38	1,750	1,788,465
5.00%, 11/15/49	1,000	1,073,870
		$ 9,052,603
Water and Sewer — 5.4%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$1,500	$ 1,461,750
4.125%, 6/15/47	500	496,850
5.00%, 6/15/28	1,000	1,092,380
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 6/15/50(3)	400	400,000
		$ 3,450,980
Total Tax-Exempt Municipal Obligations (identified cost $60,482,324)		$60,102,347

Taxable Municipal Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
Education — 1.5%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$1,000	$ 929,670
		$ 929,670
General Obligations — 1.5%
New York, NY, 1.50%, 8/1/28	$1,000	$ 863,170
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	$140	$ 61,193
		$ 924,363
Lease Revenue/Certificates of Participation — 1.5%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$1,000	$ 978,390
		$ 978,390
Special Tax Revenue — 0.6%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 374,293
		$ 374,293
Total Taxable Municipal Obligations (identified cost $3,426,502)		$ 3,206,716
Total Investments — 100.1% (identified cost $63,908,826)		$63,309,063
Other Assets, Less Liabilities — (0.1)%		$ (63,330)
Net Assets — 100.0%		$63,245,733
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $2,426,328 or 3.8% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 7.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 4.0% of total investments.

9
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
10
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Statement of Assets and Liabilities

March 31, 2023
Assets
Investments, at value (identified cost $63,908,826)	$ 63,309,063
Cash	199,797
Interest receivable	730,888
Receivable for investments sold	145,056
Receivable for Fund shares sold	2,469,381
Total assets	$66,854,185
Liabilities
Payable for when-issued securities	$ 950,830
Payable for Fund shares redeemed	2,487,750
Distributions payable	42,125
Payable to affiliates:
Investment adviser fee	22,126
Distribution and service fees	6,591
Accrued expenses	99,030
Total liabilities	$ 3,608,452
Net Assets	$63,245,733
Sources of Net Assets
Paid-in capital	$ 67,285,112
Accumulated loss	(4,039,379)
Net Assets	$63,245,733
Class A Shares
Net Assets	$ 32,205,312
Shares Outstanding	3,440,632
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.36
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.67
Class C Shares
Net Assets	$ 2,866,782
Shares Outstanding	322,285
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.90
Class I Shares
Net Assets	$ 28,173,639
Shares Outstanding	3,009,582
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.36
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Statement of Operations

Year Ended
March 31, 2023
Investment Income
Interest income	$ 2,123,381
Total investment income	$ 2,123,381
Expenses
Investment adviser fee	$ 261,935
Distribution and service fees:
Class A	53,236
Class C	28,714
Trustees’ fees and expenses	5,106
Custodian fee	25,417
Transfer and dividend disbursing agent fees	38,354
Legal and accounting services	64,184
Printing and postage	4,656
Registration fees	7,380
Miscellaneous	35,754
Total expenses	$ 524,736
Net investment income	$ 1,598,645
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (3,886,938)
Futures contracts	577,599
Net realized loss	$(3,309,339)
Change in unrealized appreciation (depreciation):
Investments	$ 1,040,014
Net change in unrealized appreciation (depreciation)	$ 1,040,014
Net realized and unrealized loss	$(2,269,325)
Net decrease in net assets from operations	$ (670,680)
12
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Statements of Changes in Net Assets

	Year Ended March 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,598,645	$ 1,407,949
Net realized loss	(3,309,339)	(510,212)
Net change in unrealized appreciation (depreciation)	1,040,014	(4,592,616)
Net decrease in net assets from operations	$ (670,680)	$ (3,694,879)
Distributions to shareholders:
Class A	$ (820,054)	$ (877,418)
Class C	(49,117)	(68,622)
Class I	(686,691)	(869,943)
Total distributions to shareholders	$ (1,555,862)	$ (1,815,983)
Transactions in shares of beneficial interest:
Class A	$ (3,785,642)	$ (1,812,292)
Class C	(1,085,543)	(1,036,315)
Class I	(7,007,527)	4,594,146
Net increase (decrease) in net assets from Fund share transactions	$(11,878,712)	$ 1,745,539
Net decrease in net assets	$(14,105,254)	$ (3,765,323)
Net Assets
At beginning of year	$ 77,350,987	$ 81,116,310
At end of year	$ 63,245,733	$77,350,987
13
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Financial Highlights

	Class A
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.630	$10.300	$ 9.890	$ 9.870	$ 9.660
Income (Loss) From Operations
Net investment income(1)	$ 0.220	$ 0.172	$ 0.195	$ 0.210	$ 0.245
Net realized and unrealized gain (loss)	(0.276)	(0.620)	0.406	0.023 (2)	0.207
Total income (loss) from operations	$ (0.056)	$ (0.448)	$ 0.601	$ 0.233	$ 0.452
Less Distributions
From net investment income	$ (0.214)	$ (0.168)	$ (0.191)	$ (0.213)	$ (0.242)
From net realized gain	—	(0.054)	—	—	—
Total distributions	$ (0.214)	$ (0.222)	$ (0.191)	$ (0.213)	$ (0.242)
Net asset value — End of year	$ 9.360	$ 9.630	$10.300	$ 9.890	$ 9.870
Total Return(3)	(0.53)%	(4.47)%	6.11%	2.33%	4.75%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,205	$37,054	$ 41,461	$41,504	$42,073
Ratios (as a percentage of average daily net assets):
Expenses	0.82%	0.73%	0.74%	0.74%	0.79%
Net investment income	2.38%	1.67%	1.91%	2.08%	2.54%
Portfolio Turnover	65%	38%	77%	102%	54%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
14
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.150	$ 9.790	$ 9.410	$ 9.390	$ 9.180
Income (Loss) From Operations
Net investment income(1)	$ 0.141	$ 0.090	$ 0.114	$ 0.128	$ 0.164
Net realized and unrealized gain (loss)	(0.254)	(0.590)	0.375	0.022 (2)	0.207
Total income (loss) from operations	$(0.113)	$(0.500)	$ 0.489	$ 0.150	$ 0.371
Less Distributions
From net investment income	$ (0.137)	$ (0.086)	$ (0.109)	$ (0.130)	$ (0.161)
From net realized gain	—	(0.054)	—	—	—
Total distributions	$(0.137)	$(0.140)	$(0.109)	$(0.130)	$ (0.161)
Net asset value — End of year	$ 8.900	$ 9.150	$ 9.790	$ 9.410	$ 9.390
Total Return(3)	(1.20)%	(5.19)%	5.22%	1.58%	4.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,867	$ 4,064	$ 5,378	$ 9,441	$10,663
Ratios (as a percentage of average daily net assets):
Expenses	1.56%	1.48%	1.49%	1.50%	1.54%
Net investment income	1.61%	0.91%	1.18%	1.33%	1.79%
Portfolio Turnover	65%	38%	77%	102%	54%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
15
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.630	$10.300	$ 9.890	$ 9.870	$ 9.660
Income (Loss) From Operations
Net investment income(1)	$ 0.234	$ 0.188	$ 0.209	$ 0.225	$ 0.260
Net realized and unrealized gain (loss)	(0.276)	(0.621)	0.407	0.023 (2)	0.206
Total income (loss) from operations	$ (0.042)	$ (0.433)	$ 0.616	$ 0.248	$ 0.466
Less Distributions
From net investment income	$ (0.228)	$ (0.183)	$ (0.206)	$ (0.228)	$ (0.256)
From net realized gain	—	(0.054)	—	—	—
Total distributions	$ (0.228)	$ (0.237)	$ (0.206)	$ (0.228)	$ (0.256)
Net asset value — End of year	$ 9.360	$ 9.630	$10.300	$ 9.890	$ 9.870
Total Return(3)	(0.38)%	(4.32)%	6.27%	2.48%	4.91%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$28,174	$36,233	$ 34,277	$25,454	$21,000
Ratios (as a percentage of average daily net assets):
Expenses	0.67%	0.58%	0.59%	0.59%	0.64%
Net investment income	2.53%	1.82%	2.05%	2.23%	2.68%
Portfolio Turnover	65%	38%	77%	102%	54%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
16
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
17

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Notes to Financial Statements  — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2023 and March 31, 2022 was as follows:
	Year Ended March 31,
	2023	2022
Tax-exempt income	$1,555,862	$1,352,752
Ordinary income	$ —	$ 396,747
Long-term capital gains	$ —	$ 66,484
During the year ended March 31, 2023, accumulated loss was decreased by $310,570 and paid-in capital was decreased by $310,570 due to differences between book and tax accounting for net operating losses and the tax treatment of distributions in excess of net tax-exempt income. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
18

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Notes to Financial Statements  — continued

As of March 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$ (3,623,432)
Net unrealized depreciation	(373,822)
Distributions payable	(42,125)
Accumulated loss	$(4,039,379)
At March 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $3,623,432 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2023, $1,280,355 are short-term and $2,343,077 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 63,682,885
Gross unrealized appreciation	$ 1,148,943
Gross unrealized depreciation	(1,522,765)
Net unrealized depreciation	$ (373,822)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended March 31, 2023, the Fund's investment adviser fee amounted to $261,935 or 0.39% of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2023, EVM earned $9,889 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $618 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
19

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Notes to Financial Statements  — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2023 amounted to $53,236 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2023, the Fund paid or accrued to EVD $23,928 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2023 amounted to $4,786 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2023, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $42,924,900 and $50,695,614, respectively, for the year ended March 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Year Ended March 31, 2023		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	355,396	$ 3,297,209	249,484	$ 2,583,675
Issued to shareholders electing to receive payments of distributions in Fund shares	74,910	691,830	72,330	743,674
Redemptions	(838,804)	(7,774,681)	(498,862)	(5,139,641)
Net decrease	(408,498)	$ (3,785,642)	(177,048)	$ (1,812,292)
Class C
Sales	105,449	$ 928,915	60,427	$ 598,423
Issued to shareholders electing to receive payments of distributions in Fund shares	2,771	24,347	4,357	42,649
Redemptions	(230,186)	(2,038,805)	(169,956)	(1,677,387)
Net decrease	(121,966)	$ (1,085,543)	(105,172)	$ (1,036,315)
20

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Notes to Financial Statements  — continued

	Year Ended March 31, 2023		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	1,932,500	$ 17,820,273	1,323,247	$ 13,635,410
Issued to shareholders electing to receive payments of distributions in Fund shares	43,493	401,616	50,764	521,215
Redemptions	(2,729,722)	(25,229,416)	(938,768)	(9,562,479)
Net increase (decrease)	(753,729)	$ (7,007,527)	435,243	$ 4,594,146
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2023.
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At March 31, 2023, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended March 31, 2023, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$577,599 (1)	$ —
(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
The average notional cost of futures contracts (short) outstanding during the year ended March 31, 2023, which is indicative of the volume of this derivative type, was approximately $370,000.
21

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Notes to Financial Statements  — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 60,102,347	$ —	$ 60,102,347
Taxable Municipal Obligations	—	3,206,716	—	3,206,716
Total Investments	$ —	$63,309,063	$ —	$63,309,063
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2023 is not presented.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance New York Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance New York Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 18, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
23

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2023, the Fund designates 100.00% of distributions from net investment income as an exempt-interest dividend.
24

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 129 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustees
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust. Mr. Faust has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance Funds effective on or about August 3, 2023.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc.
(investment management firm) (2012-2021).
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
25

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
26

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23362    3.31.23

Eaton Vance
Short Duration Municipal
Opportunities Fund
Annual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2023
Eaton Vance
Short Duration Municipal Opportunities Fund

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
As the 12-month period began on April 1, 2022, municipal rates were rising and bond prices were falling. As investors became increasingly concerned about the twin threats of inflation and interest rate hikes, municipal bond mutual funds posted their worst outflow cycle on record.
In July 2022, however, municipal bond performance briefly turned positive. Helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments, municipal bond mutual funds experienced their first net inflows since January 2022.
From August through October 2022, municipal returns again turned negative. Fund outflows resumed as investors reacted to statements by U.S. Federal Reserve (Fed) officials that the central bank was not done with rate hikes and fighting inflation remained its top priority. After the Fed’s third straight 0.75% federal funds rate hike, the Bloomberg Municipal Bond Index fell 3.84% in September -- its worst one-month performance in 14 years.
However, in the final months of 2022, municipal performance rebounded. Despite the Fed’s fourth 0.75% rate hike in November, the Bloomberg Municipal Bond Index rose 4.68% -- its best monthly performance since 1986. Drivers of the rally included Fed signals that future rate hikes might be smaller, as well as growing investor demand amid lower supplies of new municipal bond issues.
The Fed did deliver a smaller 0.50% rate hike in December, but raised expectations of how high rates might go in 2023. The Bloomberg Municipal Bond Index -- helped by attractive yields and limited supply -- nonetheless eked out positive performance in December. As the new year began, municipal bonds delivered a third straight month of positive returns, driven by the ongoing supply-demand imbalance, and the return of inflows into open-end mutual funds. In February, however, the municipal rally stalled as robust economic reports -- including unexpectedly high job creation in January -- led investors to fear the Fed might keep rates higher for longer than previously expected.
As the period came to a close, municipal returns turned positive once again. The second- and third-largest bank failures in U.S. history triggered a “flight to quality” that drove municipal bonds to their strongest March performance since 2008, despite the Fed announcing its ninth consecutive rate hike that month.
For the period as a whole, the Bloomberg Municipal Bond Index returned 0.26% as coupon payments slightly outpaced declining bond prices. While interest rates rose and bond prices fell across the municipal bond yield curve, the largest rate increases during the period occurred at the long and short ends of the curve. In comparison, rates rose only modestly within the five-to-10-year area of the curve. Municipal bonds outperformed U.S. Treasurys throughout the yield curve. Higher quality municipal bonds generally outperformed lower quality municipal bonds, reflecting decreased investor appetite for risk during the period.
Fund Performance
For the 12-month period ended March 31, 2023, Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) returned 0.18% for Class A shares at net asset value (NAV), underperforming its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index), which returned 1.81%.
To pursue its primary objective of maximizing after-tax total return, the Fund uses a flexible investment strategy and may invest in obligations of any duration or credit quality, while seeking to maintain a dollar-weighted average portfolio duration below 4.5 years. Management has the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including -- but not limited to -- taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities.
Up to 50% of the Fund’s net assets may be invested in obligations rated below investment-grade quality -- Baa/BBB by Moody’s, S&P, or Fitch. The Fund may also seek to hedge interest rate risk and hold leveraged investments. However, neither the Fund’s hedging strategy nor leveraged investments were used during the period.
Detractors from Fund performance relative to the Index included security selections and an overweight position in the health care sector. Spread widening within the sector hurt bond returns, as operating margins for health care providers were pressured by labor shortages and rising expenses during the period.
Additional detractors from relative returns included an overweight position in bonds rated BBB and below during a period when lower rated bonds generally underperformed higher rated bonds. An underweight position in bonds with 6-10 years remaining to maturity also hurt relative returns, as those intermediate-maturity bonds generally outperformed shorter maturity bonds within the Index during the period.
In contrast, contributors to Fund performance versus the Index included security selections in the industrial development revenue sector and the Fund’s relatively defensive out-of-Index allocation to floating-rate notes. Floating-rate coupon payments are linked to short-term interest rates, which rose during the period as the U.S. Federal Reserve hiked the federal funds rate multiple times.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	0.18%	1.28%	1.61%
Class A with 3.25% Maximum Sales Charge	—	—	(3.06)	0.62	1.28
Class C at NAV	12/08/1993	06/01/1992	(0.65)	0.52	1.00
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.63)	0.52	1.00
Class I at NAV	08/03/2010	06/01/1992	0.33	1.45	1.78

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	1.81%	1.79%	1.67%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.64%	1.39%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.48%	1.73%	2.63%
Taxable-Equivalent Distribution Rate	4.19	2.93	4.44
SEC 30-day Yield	2.72	2.07	2.96
Taxable-Equivalent SEC 30-day Yield	4.60	3.50	5.00
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2013	$11,051	N.A.
Class I, at minimum investment	$1,000,000	03/31/2013	$1,192,532	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
4

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.
Spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.

5

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,032.20	$3.34	0.66%
Class C	$1,000.00	$1,028.20	$7.13	1.41%
Class I	$1,000.00	$1,033.00	$2.58	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.64	$3.33	0.66%
Class C	$1,000.00	$1,017.90	$7.09	1.41%
Class I	$1,000.00	$1,022.39	$2.57	0.51%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
6

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments

Corporate Bonds — 2.5%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Grand Canyon University, 4.125%, 10/1/24	$8,000	$ 7,579,120
Yale University, 0.873%, 4/15/25	2,000	1,866,653
		$ 9,445,773
Hospital — 0.9%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,650,378
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	2,195	2,162,075
		$ 7,812,453
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,758,947
YMCA of Greater New York, 2.303%, 8/1/26	660	596,120
		$ 4,355,067
Total Corporate Bonds (identified cost $22,023,185)		$ 21,613,293

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$395	$ 371,276
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.345%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	457	453,954
Total Tax-Exempt Mortgage-Backed Securities (identified cost $851,900)		$ 825,230

Tax-Exempt Municipal Obligations — 89.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.0%
Delaware Valley Regional Finance Authority, PA, 3.884%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$ 9,010,980
		$ 9,010,980
Security	Principal Amount (000's omitted)	Value
Education — 4.8%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$ 365,929
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	595	564,952
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	110	103,376
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.87%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	4,000	3,852,720
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/23	225	226,660
5.00%, 10/1/24	275	281,072
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/23(1)	175	175,700
5.00%, 8/1/24(1)	160	162,376
5.00%, 8/1/25(1)	300	308,778
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/23(1)	100	100,343
5.00%, 7/1/24(1)	135	137,442
5.00%, 7/1/25(1)	200	206,068
5.00%, 7/1/26(1)	105	109,864
5.00%, 7/1/27(1)	110	116,595
5.00%, 7/1/28(1)	160	171,542
5.00%, 7/1/29(1)	165	178,664
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	4,000	3,980,160
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	513,540
5.00%, 7/1/29	885	947,525
District of Columbia, (KIPP DC):
5.00%, 7/1/25	270	276,785
5.00%, 7/1/26	250	259,635
5.00%, 7/1/27	250	262,367
5.00%, 7/1/28	240	254,244
5.00%, 7/1/29	235	251,199
Kentucky Bond Development Corp., (Centre College):
4.00%, 6/1/29	320	340,118
4.00%, 6/1/30	165	175,570
Massachusetts Development Finance Agency, (Harvard College), 5.00%, 7/15/30	5,000	5,450,050
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/23	425	426,717
5.00%, 7/1/24	350	357,189

7
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Michigan Finance Authority, (Cesar Chavez Academy):
3.25%, 2/1/24	$90	$ 88,966
4.00%, 2/1/29	700	666,316
Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,428,429
Montana State University, 4.42%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,530	1,529,985
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University):
1.125% to 5/1/23 (Put Date), 5/1/36	1,215	1,212,886
4.00% to 5/1/23 (Put Date), 5/1/36	1,145	1,145,779
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,431,980
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,019,370
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/23	1,840	1,838,123
5.00%, 5/1/24	1,715	1,693,820
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	265	250,467
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	275	264,341
5.00%, 4/1/30(1)	1,550	1,572,816
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/28	1,000	1,101,250
University of North Carolina at Chapel Hill, 3.886%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(2)	4,500	4,492,305
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	400,784
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	309,695
		$ 42,004,492
Electric Utilities — 4.6%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$ 3,981,360
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	5,000	4,866,400
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,699,921
(AMT), 3.10%, 5/1/26	6,005	5,885,260
(AMT), 3.25%, 1/1/25	3,250	3,223,122
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Intermountain Power Agency, UT, Power Supply Revenue, 5.00%, 7/1/26	$3,165	$ 3,430,892
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 4.013%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	2,310	2,311,086
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,792,400
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	894,600
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.):
1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,087,932
1.50% to 11/4/25 (Put Date), 2/1/26	1,000	922,270
South Carolina Public Service Authority, Escrowed to Maturity, 5.00%, 12/1/23	5,120	5,198,131
Vermont Public Power Supply Authority, (Swanton Peaking Facility):
5.00%, 7/1/23	600	602,364
5.00%, 7/1/24	500	509,535
		$ 40,405,273
Escrowed/Prerefunded — 1.2%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/24	$10,000	$ 9,798,000
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/31	650	676,689
		$ 10,474,689
General Obligations — 14.7%
American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	$375	$ 375,356
Atlanta, GA, Social Bonds, 5.00%, 12/1/28	2,500	2,866,500
Berwyn, IL, 5.00%, 12/1/23	1,090	1,098,676
Champaign County Community Unit School District No. 4, IL:
0.00%, 1/1/26	400	367,092
0.00%, 1/1/27	380	338,284
0.00%, 1/1/28	565	487,448
Chicago Board of Education, IL:
0.00%, 12/1/25	500	453,100
5.00%, 12/1/23	2,000	2,012,500
5.00%, 12/1/30	1,650	1,750,848
Chicago, IL:
0.00%, 1/1/24	225	218,835

8
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL: (continued)
0.00%, 1/1/26	$160	$ 144,637
5.25%, 1/1/30	2,000	2,018,060
5.625%, 1/1/29	1,000	1,068,420
5.625%, 1/1/31	5,000	5,333,800
Clark County School District, GA, 5.00%, 9/1/25	2,900	3,075,363
Connecticut, 5.00%, 11/15/29	2,250	2,616,390
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	2,230	2,393,615
Denver City and County, CO, 5.00%, 8/1/25	7,305	7,738,041
Detroit, MI:
5.00%, 4/1/25	150	153,083
5.00%, 4/1/26	330	341,510
5.00%, 4/1/27	695	726,636
5.00%, 4/1/28	730	769,697
5.00%, 4/1/29	515	545,452
Fort Bend Independent School District, TX, (PSF Guaranteed):
2.375% to 8/1/24 (Put Date), 8/1/49	4,000	3,949,000
3.00% to 8/1/23 (Put Date), 8/1/52	7,000	6,990,760
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	3,700	3,729,008
Illinois:
3.25%, 11/1/26	1,440	1,450,224
5.00%, 10/1/23	285	287,722
5.00%, 2/1/24	500	507,955
5.00%, 6/1/24	4,850	4,958,155
5.00%, 11/1/24	1,650	1,700,061
5.00%, 3/1/25	3,000	3,109,260
5.00%, 11/1/25	6,000	6,299,940
Johnson City, TN, 5.00%, 3/1/25	2,275	2,382,653
Long Beach, NY, 5.25%, 7/15/26	550	585,299
Louisville/Jefferson County Metro Government, KY, 5.00%, 4/1/26	3,915	4,204,084
Muscogee County School District, GA, 5.00%, 10/1/25	5,385	5,723,501
New Jersey, 2.00%, 6/1/27	5,000	4,782,205
New York, NY, 5.00%, 8/1/29	3,515	3,771,771
Oregon, 5.00%, 8/1/26	2,720	2,956,341
Phoenix, AZ, 5.00%, 7/1/25	2,000	2,113,800
Portland, ME, 5.00%, 5/1/26	1,295	1,396,515
Puerto Rico:
5.25%, 7/1/23	9,000	9,013,500
5.625%, 7/1/27	10,000	10,343,400
Sarpy County School District 0037, NE, 5.00%, 12/15/27	2,000	2,127,240
Tempe, AZ, 5.00%, 7/1/24	2,360	2,430,304
Texas, 5.00%, 8/1/37	1,665	1,732,199
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Union City, NJ, 5.00%, 11/1/23	$1,000	$ 1,011,230
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,660,369
Waukee Community School District, IA:
5.00%, 6/1/25	1,000	1,052,390
5.00%, 6/1/26	1,000	1,080,220
		$130,242,449
Hospital — 8.3%
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital):
4.00%, 12/1/23	$1,135	$ 1,137,588
4.00%, 12/1/24	1,145	1,148,756
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	453,744
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	176,706
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,000,520
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,517,220
4.57%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,001,200
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 3.65%, 1/15/38(3)	2,150	2,150,000
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	752,506
5.00%, 7/1/30(1)	285	292,675
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/25	385	400,450
5.00%, 8/1/26	445	471,918
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	771,272
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/28	350	380,531
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group):
5.00%, 8/15/31	3,000	3,250,740
5.00%, 8/15/32	3,015	3,248,451
5.00%, 8/15/33	2,950	3,170,158
5.00%, 8/15/35	1,290	1,368,471

9
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	$4,000	$ 4,243,600
Indiana Finance Authority, (Parkview Health), 4.52%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	7,240	7,241,303
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
5.00%, 11/1/23	500	505,585
5.00%, 11/1/25	80	84,091
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.54%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,170	6,148,775
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	554,151
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(1)	120	121,615
5.00%, 7/15/26(1)	150	153,434
5.00%, 7/15/27(1)	170	175,226
5.00%, 7/15/28(1)	175	181,634
5.00%, 7/15/29(1)	320	334,144
5.00%, 7/15/30(1)	350	367,175
5.00%, 7/15/31(1)	325	335,962
5.00%, 7/15/32(1)	420	430,840
Massachusetts Development Finance Agency, (Wellforce):
5.00%, 7/1/23	725	728,197
5.00%, 7/1/24	650	664,944
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,060,563
5.00%, 10/1/26	1,010	1,020,928
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,007,920
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/24	540	548,451
5.00%, 7/1/26	800	834,312
5.00%, 7/1/27	2,000	2,086,280
5.00%, 7/1/29	300	312,351
5.00%, 7/1/30	1,595	1,659,725
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/29	1,910	1,957,196
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.303%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,740
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/25	$225	$ 233,550
5.00%, 10/1/26	150	157,871
5.00%, 10/1/27	125	132,931
5.00%, 10/1/28	150	161,549
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/25	195	193,085
5.00%, 4/1/28	1,395	1,373,629
5.00%, 4/1/29	1,000	982,540
5.00%, 4/1/30	930	910,303
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.57%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,479,525
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	50,524
Washington Health Care Facilities Authority, (MultiCare Health System), 5.00%, 8/15/37	2,500	2,597,125
		$ 73,724,680
Housing — 4.2%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,246,235
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	3,615	3,535,217
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/23	150	150,054
4.00%, 7/1/24	175	175,411
4.00%, 7/1/25	300	301,905
4.00%, 7/1/26	320	323,869
4.00%, 7/1/27	250	253,988
4.00%, 7/1/28	200	203,780
4.00%, 7/1/29	270	275,219
4.00%, 7/1/30	280	284,956
4.00%, 7/1/31	290	294,095
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	5,000	5,128,950
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.52%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,605	2,605,000
Michigan Housing Development Authority, 3.75%, 4/1/27	2,250	2,261,722
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	781,823
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	4,715	4,368,353
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,586,800

10
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	$160	$ 164,466
5.00%, 7/1/27	385	399,553
5.00%, 7/1/28	240	251,580
5.00%, 7/1/29	535	564,559
5.00%, 7/1/30	225	237,177
5.00%, 7/1/31	485	509,881
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/23	20	20,039
5.00%, 7/1/24	180	181,843
5.00%, 7/1/25	870	885,616
5.00%, 7/1/26	600	616,746
5.00%, 7/1/27	375	389,175
5.00%, 7/1/28	340	356,405
5.00%, 7/1/29	300	314,184
5.00%, 7/1/30	350	366,212
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/23	390	390,421
5.00%, 6/1/24	440	443,318
5.00%, 6/1/25	980	990,711
5.00%, 6/1/26	1,090	1,106,132
		$ 36,965,395
Industrial Development Revenue — 9.9%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$2,550	$ 2,554,284
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	1,500	1,429,755
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,608,133
Chandler Industrial Development Authority, AZ, (Intel Corp.):
(AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	3,000	3,036,300
(AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	10,000	10,483,300
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	856,888
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	904,170
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41	9,750	9,798,652
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	$3,000	$ 2,961,510
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,494,330
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,449,275
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	604,295
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	3,981,060
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	840	817,001
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,669,670
(AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	4,847,950
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	5,000	4,541,750
(AMT), 2.625%, 11/1/25	1,500	1,443,585
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,520,000
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,591,024
St. John Baptist Parish, LA, (Marathon Oil Corp.), 2.125% to 7/1/24 (Put Date), 6/1/37	10,250	10,011,892
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,009,997
West Virginia Economic Development Authority, (Appalachian Power Co.):
2.55% to 4/1/24 (Put Date), 3/1/40	4,000	3,945,680
3.75% to 6/1/25 (Put Date), 12/1/42	4,000	3,988,360
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 3.65% to 6/1/23 (Put Date), 4/1/29	3,500	3,502,730
		$ 87,051,591
Insured - Education — 0.2%
Missouri Southern State University:
(AGM), 5.00%, 10/1/25	$125	$ 131,369
(AGM), 5.00%, 10/1/27	205	224,071
(AGM), 5.00%, 10/1/28	200	222,372
(AGM), 5.00%, 10/1/31	290	326,963
(AGM), 5.00%, 10/1/32	155	174,473

11
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Northern Illinois University, (BAM), 5.00%, 4/1/28	$625	$ 678,212
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	178,194
		$ 1,935,654
Insured - Electric Utilities — 0.5%
Puerto Rico Electric Power Authority:
(AGM), 4.00%, 7/1/23	$305	$ 304,424
(NPFG), 5.00%, 7/1/23	170	169,998
(NPFG), 5.00%, 7/1/23	1,175	1,174,988
(NPFG), 5.25%, 7/1/29	1,740	1,750,057
Series RR, (NPFG), 5.00%, 7/1/24	845	845,735
		$ 4,245,202
Insured - General Obligations — 0.9%
Cambria County, PA, (AGM), 4.00%, 8/1/32	$500	$ 525,235
Chicago Board of Education, IL:
(AGM), 5.00%, 12/1/23	100	101,277
(NPFG), 0.00%, 12/1/23	2,245	2,193,724
(NPFG), 0.00%, 12/1/26	1,945	1,710,297
Series 1998B, (NPFG), 0.00%, 12/1/24	365	344,191
Series 1999A, (NPFG), 0.00%, 12/1/24	260	245,177
Chicago, IL, (AGM), 0.00%, 1/1/25	250	236,015
McCook, IL, (AGM), 4.00%, 12/1/23	250	251,985
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,849
Stickney, IL, (BAM), 4.00%, 12/1/23	350	352,664
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/25	540	571,498
(AGM), 5.00%, 12/1/28	630	704,227
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	122,581
		$ 7,844,720
Insured - Lease Revenue/Certificates of Participation — 0.1%
Kentucky State University:
(BAM), 5.00%, 11/1/26	$250	$ 270,443
(BAM), 5.00%, 11/1/29	300	344,076
		$ 614,519
Insured - Other Revenue — 0.1%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$ 1,176,743
		$ 1,176,743
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.5%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$ 2,084,620
Minnesota, 5.00%, 3/1/27	2,000	2,201,900
New Jersey Economic Development Authority, (School Facilities Construction):
5.52%, (SIFMA + 1.55%), 9/1/27(2)	1,000	999,010
5.57%, (SIFMA + 1.60%), 3/1/28(2)	3,080	3,074,826
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,511,976
Virginia Public Building Authority, 5.00%, 8/1/25	1,500	1,587,165
		$ 13,459,497
Other Revenue — 9.7%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):
5.00%, 5/1/23(1)	$185	$ 185,093
5.00%, 5/1/32(1)	3,000	3,050,070
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel):
5.00%, 1/1/24	600	603,426
5.00%, 1/1/25	500	507,265
Black Belt Energy Gas District, AL:
4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,001,360
4.024%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	19,975,600
4.34%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,499,450
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,306,812
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.32%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,600,465
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	816,283
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
3.874%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	2,500	2,502,575
(Liq: Royal Bank of Canada), 3.954%, (67% of 1 mo. USD LIBOR + 0.83%), 12/1/23 (Put Date), 8/1/48(2)	16,000	16,033,440
(Liq: Royal Bank of Canada), 4.54%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	3,000	2,992,830
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,238,800
Northern California Gas Authority No. 1, Gas Project Revenue, 3.905%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	755	751,852

12
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	$7,000	$ 7,386,540
Southeast Alabama Gas Supply District, (Project No. 1), 4.62%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	1,993,380
Southeast Alabama Gas Supply District, (Project No. 2), 3.974%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	2,003,080
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.96%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	2,095	2,088,128
		$ 85,536,449
Senior Living/Life Care — 7.8%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	$300	$ 302,088
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/23	375	375,120
5.00%, 7/15/24	300	300,048
5.00%, 7/15/25	250	249,555
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	373,950
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	808,392
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	770	731,554
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,362,585
2.625%, 5/15/29	2,000	1,788,520
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/24	540	534,422
4.00%, 1/1/27	200	189,124
4.00%, 1/1/28	240	222,953
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
3.00%, 6/1/23(1)	110	109,612
4.00%, 6/1/24(1)	105	103,549
4.00%, 6/1/25(1)	110	107,135
4.00%, 6/1/26(1)	110	105,761
5.00%, 6/1/31(1)	285	275,347
5.00%, 6/1/35(1)	225	209,993
Florida Development Finance Corp., (Mayflower Retirement Community):
1.75%, 6/1/26(1)	1,020	920,611
2.375%, 6/1/27(1)	835	746,899
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/23	$355	$ 353,477
5.00%, 12/1/24	425	420,257
5.00%, 12/1/30	500	470,785
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)	3,665	3,086,700
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	160	159,277
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	510	474,193
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.67%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	705,751
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,070,208
James City County Economic Development Authority, VA, (Williamsburg Landing), 4.00%, 12/1/24	415	410,003
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	500	461,360
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	575	574,666
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/25(1)	515	517,060
4.00%, 10/1/26(1)	1,000	1,003,880
4.00%, 10/1/27(1)	400	401,140
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/23	125	125,325
4.00%, 12/1/24	150	151,094
4.00%, 12/1/25	100	101,434
4.00%, 12/1/26	150	153,138
4.00%, 12/1/27	200	205,214
4.00%, 12/1/28	200	206,046
4.00%, 12/1/29	250	256,877
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.20%, 6/1/28	2,000	1,699,960
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	645,068
5.625%, 7/1/46(1)	425	389,219
5.75%, 7/1/54(1)	1,130	1,029,724
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	620,399
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	3,000	2,956,020
4.50%, 10/1/26	3,000	2,956,230

13
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
2.25%, 7/1/23	$2,250	$ 2,232,382
5.00%, 7/1/30	400	380,804
5.00%, 7/1/31	670	632,279
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/25	1,705	1,637,601
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	244,722
4.00%, 1/1/26	240	231,941
5.00%, 1/1/27	565	557,762
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	2,500	2,421,400
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,146,008
5.00%, 5/15/26	1,000	970,260
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	291,915
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	310	308,447
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	515	456,300
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(1)	2,000	1,800,620
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	210,063
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	685	733,066
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/23	1,365	1,365,000
5.00%, 4/1/24	1,450	1,450,261
5.00%, 4/1/25	1,510	1,509,139
5.00%, 4/1/26	1,595	1,591,491
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	198,054
4.00%, 11/15/25	275	270,438
5.00%, 11/15/27	300	302,688
5.00%, 11/15/29	115	115,766
5.00%, 11/15/30	180	180,781
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/24	145	142,474
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
St. Johns County Industrial Development Authority, FL, (Vicar's Landing): (continued)
4.00%, 12/15/25	$180	$ 174,926
4.00%, 12/15/26	375	359,651
4.00%, 12/15/27	215	203,667
4.00%, 12/15/28	200	187,438
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/23	2,015	2,015,625
5.00%, 9/1/24	1,490	1,491,922
5.00%, 9/1/25	1,615	1,618,553
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/23	235	234,763
4.00%, 12/1/24	245	244,290
4.00%, 12/1/25	250	248,495
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	601,902
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
1.50%, 12/1/27	1,960	1,665,510
4.00%, 12/1/24	225	221,378
4.00%, 12/1/25	275	267,751
4.00%, 12/1/26	240	231,120
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	230,524
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	999,230
Washington County, MD, (Diakon Lutheran Social Ministries), Escrowed to Maturity, 5.00%, 1/1/24	350	355,726
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,157,824
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	80	79,644
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/24(1)	360	356,342
5.00%, 1/1/25(1)	385	375,841
5.00%, 1/1/26(1)	400	385,012
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/23	100	99,588
3.00%, 8/1/24	100	98,326
3.00%, 8/1/25	100	97,020
3.00%, 8/1/26	250	239,198
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
Series 2018A, Escrowed to Maturity, 4.00%, 9/15/23	250	251,385

14
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.): (continued)
Prerefunded to 9/15/23, 4.00%, 9/15/24	$365	$ 367,022
		$ 68,663,058
Special Tax Revenue — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 421,664
5.00%, 5/1/28	575	610,293
5.00%, 5/1/29	600	640,182
Baltimore, MD, (Harbor Point):
2.70%, 6/1/23(1)	285	284,005
2.80%, 6/1/25(1)	125	119,924
2.85%, 6/1/26(1)	135	127,406
2.95%, 6/1/27(1)	175	162,659
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/25	250	253,838
5.00%, 12/1/26	330	337,319
5.00%, 12/1/27	420	431,386
5.00%, 12/1/28	425	438,324
5.00%, 12/1/29	400	413,240
5.00%, 12/1/30	680	699,251
Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	250,653
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,043,930
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 8/1/36	2,500	2,618,650
(SPA: Barclays Bank PLC), 3.65%, 5/1/34(3)	1,000	1,000,000
(SPA: Barclays Bank PLC), 3.65%, 11/1/42(3)	1,200	1,200,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 2/1/45(3)	2,000	2,000,000
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/25	3,825	4,015,179
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	222,572
Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	390	380,858
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	880	725,613
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	1,800	2,179,440
		$ 20,576,386
Security	Principal Amount (000's omitted)	Value
Student Loan — 1.6%
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	$2,745	$ 2,646,345
(AMT), 3.625%, 7/1/38	1,500	1,412,190
(AMT), 5.00%, 7/1/23	1,000	1,004,240
New Jersey Higher Education Student Assistance Authority:
(AMT), 5.00%, 12/1/23	4,475	4,529,192
(AMT), 5.00%, 12/1/25	2,850	2,971,524
Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	1,250	1,264,325
		$ 13,827,816
Transportation — 13.1%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 6/30/27	$695	$ 735,512
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	2,000	2,026,920
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/26	2,500	2,607,325
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	7,680	8,431,411
(AMT), 5.00%, 11/15/30	7,170	8,081,235
(AMT), 5.00%, 12/1/31	10,250	11,114,588
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,000,400
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/25	5,285	5,538,680
Illinois Toll Highway Authority, 5.00%, 1/1/38	5,000	5,052,050
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	5,235	5,635,321
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/30	1,500	1,660,620
(AMT), 5.00%, 7/1/34	2,405	2,454,663
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,068,490
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/27	1,375	1,483,611
(AMT), 5.00%, 10/1/33	5,000	5,184,300
Series 2019A, (AMT), 5.00%, 10/1/28	1,685	1,846,507
New Jersey Transportation Trust Fund Authority, (Transportation System):
0.00%, 12/15/24	200	189,518
0.00%, 12/15/25	1,000	919,570
5.00%, 12/15/23	1,500	1,520,265
5.00%, 12/15/24	2,000	2,067,400

15
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, 4.57%, (SIFMA + 0.60%), 12/1/23(2)	$1,000	$ 1,000,460
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	10,000	10,347,100
Port Authority of New York and New Jersey:
4.00%, 12/1/25	1,125	1,171,958
(AMT), 5.00%, 9/15/32	3,000	3,227,580
Port of Seattle, WA:
(AMT), 5.00%, 8/1/24	2,500	2,558,275
(AMT), 5.00%, 7/1/27	10,000	10,037,000
(AMT), 5.00%, 8/1/28	2,270	2,487,057
(AMT), 5.00%, 8/1/30	2,500	2,810,825
(AMT), 5.00%, 5/1/33	2,045	2,166,902
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	4,000	4,247,880
South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	280	281,014
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	2,685,600
Virginia Commonwealth Transportation Board, 5.00%, 5/15/24	4,000	4,110,080
		$115,750,117
Water and Sewer — 2.7%
Great Lakes Water Authority, MI, Sewage Disposal System Revenue, 5.00%, 7/1/31	$10,000	$ 10,670,200
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/29	1,100	1,229,965
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	885,086
San Mateo-Foster City Public Financing Authority, CA, Wastewater Revenue, 5.00%, 8/1/25	10,860	11,521,483
		$ 24,306,734
Total Tax-Exempt Municipal Obligations (identified cost $797,210,681)		$787,816,444

Taxable Municipal Obligations — 7.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$2,795	$ 2,806,907
Forest Grove, OR, (Pacific University), 1.65%, 5/1/24	320	306,589
Security	Principal Amount (000's omitted)	Value
Education (continued)
Indiana Finance Authority, (Depauw University):
3.95%, 7/1/23	$400	$ 397,936
4.20%, 7/1/24	400	393,068
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	1,500	1,394,505
		$ 5,299,005
General Obligations — 1.6%
California, 5.222%, 3/1/24	$3,850	$ 3,863,051
Cecil County, MD, 1.20%, 11/1/27	420	366,740
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	529,677
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,290	2,973,469
Maricopa County Elementary School District No. 2, AZ, 4.75%, 7/1/23	1,345	1,343,090
Maryland, 0.41%, 8/1/23	5,000	4,925,950
		$ 14,001,977
Hospital — 0.4%
Conway, AR, (Conway Regional Medical Center):
1.15%, 8/1/24	$250	$ 237,445
1.75%, 8/1/26	250	226,093
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	1,205	1,131,411
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,601,512
		$ 3,196,461
Industrial Development Revenue — 0.3%
Louisiana Local Government Environmental Facilities and Community Development Authority, (Louisiana Utilities Restoration Corp./ELL), 5.081%, 6/1/31	$2,690	$ 2,713,833
		$ 2,713,833
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 541,421
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	458,015
		$ 999,436
Insured - Other Revenue — 0.2%
Montebello, CA, Pension Obligation Bonds, (AGM), 2.173%, 6/1/23	$2,000	$ 1,990,260
		$ 1,990,260

16
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.3%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 493,411
(AGM), 1.573%, 8/15/27	500	441,005
(AGM), 1.743%, 8/15/28	750	649,087
(AGM), 1.924%, 8/15/29	1,535	1,307,605
		$ 2,891,108
Insured - Transportation — 0.5%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,361,072
		$ 4,361,072
Other Revenue — 1.2%
Golden State Tobacco Securitization Corp., CA, 1.337%, 6/1/23	$10,275	$ 10,211,192
		$ 10,211,192
Senior Living/Life Care — 0.2%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 467,686
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.25%, 6/1/26	1,305	1,192,548
		$ 1,660,234
Special Tax Revenue — 1.8%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,840,440
1.453%, 6/15/26	3,000	2,691,030
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	3,500	2,968,070
Massachusetts, Special Obligation Revenue Bonds, Social Bonds, 3.564%, 7/15/23	8,500	8,472,205
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	313,355
		$ 16,285,100
Transportation — 0.3%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,052,135
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Seattle, WA, 3.475%, 8/1/24	$2,000	$ 1,966,160
		$ 3,018,295
Total Taxable Municipal Obligations (identified cost $69,231,147)		$ 66,627,973
Total Investments — 99.3% (identified cost $889,316,913)		$876,882,940
Other Assets, Less Liabilities — 0.7%		$ 6,330,103
Net Assets — 100.0%		$883,213,043
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $47,439,658 or 5.4% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
At March 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 3.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 1.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider

17
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments  — continued

NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar
18
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Statement of Assets and Liabilities

March 31, 2023
Assets
Investments, at value (identified cost $889,316,913)	$ 876,882,940
Cash	123,744
Interest receivable	9,489,279
Receivable for investments sold	3,376,355
Receivable for Fund shares sold	2,790,151
Total assets	$892,662,469
Liabilities
Payable for investments purchased	$ 4,813,689
Payable for Fund shares redeemed	3,333,305
Distributions payable	589,896
Payable to affiliates:
Investment adviser and administration fee	302,144
Distribution and service fees	35,924
Accrued expenses	374,468
Total liabilities	$ 9,449,426
Net Assets	$883,213,043
Sources of Net Assets
Paid-in capital	$ 931,395,806
Accumulated loss	(48,182,763)
Net Assets	$883,213,043
Class A Shares
Net Assets	$ 154,477,914
Shares Outstanding	15,919,270
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.70
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.03
Class C Shares
Net Assets	$ 20,818,422
Shares Outstanding	2,239,776
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.29
Class I Shares
Net Assets	$ 707,916,707
Shares Outstanding	72,917,054
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.71
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
19
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Statement of Operations

Year Ended
March 31, 2023
Investment Income
Interest income	$ 26,196,145
Total investment income	$ 26,196,145
Expenses
Investment adviser and administration fee	$ 3,929,010
Distribution and service fees:
Class A	262,855
Class C	229,436
Trustees’ fees and expenses	68,671
Custodian fee	240,603
Transfer and dividend disbursing agent fees	327,553
Legal and accounting services	84,541
Printing and postage	35,508
Registration fees	94,683
Miscellaneous	171,988
Total expenses	$ 5,444,848
Net investment income	$ 20,751,297
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (25,473,597)
Net realized loss	$(25,473,597)
Change in unrealized appreciation (depreciation):
Investments	$ 5,401,730
Net change in unrealized appreciation (depreciation)	$ 5,401,730
Net realized and unrealized loss	$(20,071,867)
Net increase in net assets from operations	$ 679,430
20
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Statements of Changes in Net Assets

	Year Ended March 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 20,751,297	$ 12,428,717
Net realized loss	(25,473,597)	(9,315,946)
Net change in unrealized appreciation (depreciation)	5,401,730	(36,646,856)
Net increase (decrease) in net assets from operations	$ 679,430	$ (33,534,085)
Distributions to shareholders:
Class A	$ (3,484,931)	$ (2,268,702)
Class C	(310,600)	(104,986)
Class I	(16,799,342)	(9,950,462)
Total distributions to shareholders	$ (20,594,873)	$ (12,324,150)
Transactions in shares of beneficial interest:
Class A	$ (43,698,645)	$ 17,954,827
Class C	(9,456,828)	(366,180)
Class I	(84,101,407)	179,475,026
Net increase (decrease) in net assets from Fund share transactions	$ (137,256,880)	$ 197,063,673
Net increase (decrease) in net assets	$ (157,172,323)	$ 151,205,438
Net Assets
At beginning of year	$1,040,385,366	$ 889,179,928
At end of year	$ 883,213,043	$1,040,385,366
21
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Financial Highlights

	Class A
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.880	$ 10.280	$ 9.900	$ 10.070	$ 9.950
Income (Loss) From Operations
Net investment income(1)	$ 0.194	$ 0.111	$ 0.157	$ 0.196	$ 0.224
Net realized and unrealized gain (loss)	(0.179)	(0.400)	0.380	(0.163)	0.121
Total income (loss) from operations	$ 0.015	$ (0.289)	$ 0.537	$ 0.033	$ 0.345
Less Distributions
From net investment income	$ (0.195)	$ (0.111)	$ (0.157)	$ (0.197)	$ (0.225)
From net realized gain	—	—	—	(0.006)	—
Total distributions	$ (0.195)	$ (0.111)	$ (0.157)	$ (0.203)	$ (0.225)
Net asset value — End of year	$ 9.700	$ 9.880	$ 10.280	$ 9.900	$10.070
Total Return(2)	0.18%	(2.85)%	5.46%	0.29%	3.52% (3)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$154,478	$201,964	$192,676	$162,846	$ 94,489
Ratios (as a percentage of average daily net assets):
Expenses	0.65%	0.64%	0.66%	0.66%	0.70% (3)
Net investment income	2.01%	1.08%	1.55%	1.93%	2.25%
Portfolio Turnover	78%	57%	14%	52%	48%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the year ended March 31, 2019). Absent this reimbursement, total return would be lower.
22
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.470	$ 9.850	$ 9.480	$ 9.650	$ 9.530
Income (Loss) From Operations
Net investment income(1)	$ 0.115	$ 0.033	$ 0.079	$ 0.117	$ 0.144
Net realized and unrealized gain (loss)	(0.178)	(0.381)	0.369	(0.165)	0.120
Total income (loss) from operations	$ (0.063)	$ (0.348)	$ 0.448	$ (0.048)	$ 0.264
Less Distributions
From net investment income	$ (0.117)	$ (0.032)	$ (0.078)	$ (0.116)	$ (0.144)
From net realized gain	—	—	—	(0.006)	—
Total distributions	$ (0.117)	$ (0.032)	$ (0.078)	$ (0.122)	$ (0.144)
Net asset value — End of year	$ 9.290	$ 9.470	$ 9.850	$ 9.480	$ 9.650
Total Return(2)	(0.65)%	(3.54)%	4.74%	(0.53)%	2.79% (3)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,818	$30,887	$32,499	$35,156	$28,258
Ratios (as a percentage of average daily net assets):
Expenses	1.41%	1.39%	1.41%	1.41%	1.45% (3)
Net investment income	1.24%	0.34%	0.81%	1.20%	1.51%
Portfolio Turnover	78%	57%	14%	52%	48%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the year ended March 31, 2019). Absent this reimbursement, total return would be lower.
23
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.890	$ 10.290	$ 9.900	$ 10.080	$ 9.950
Income (Loss) From Operations
Net investment income(1)	$ 0.210	$ 0.127	$ 0.173	$ 0.212	$ 0.237
Net realized and unrealized gain (loss)	(0.180)	(0.401)	0.389	(0.173)	0.133
Total income (loss) from operations	$ 0.030	$ (0.274)	$ 0.562	$ 0.039	$ 0.370
Less Distributions
From net investment income	$ (0.210)	$ (0.126)	$ (0.172)	$ (0.213)	$ (0.240)
From net realized gain	—	—	—	(0.006)	—
Total distributions	$ (0.210)	$ (0.126)	$ (0.172)	$ (0.219)	$ (0.240)
Net asset value — End of year	$ 9.710	$ 9.890	$ 10.290	$ 9.900	$ 10.080
Total Return(2)	0.33%	(2.70)%	5.72%	0.34%	3.78% (3)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$707,917	$807,534	$664,004	$616,381	$439,012
Ratios (as a percentage of average daily net assets):
Expenses	0.50%	0.49%	0.51%	0.51%	0.55% (3)
Net investment income	2.16%	1.23%	1.71%	2.09%	2.37%
Portfolio Turnover	78%	57%	14%	52%	48%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the year ended March 31, 2019). Absent this reimbursement, total return would be lower.
24
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
25

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Notes to Financial Statements  — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2023 and March 31, 2022 was as follows:
	Year Ended March 31,
	2023	2022
Tax-exempt income	$18,727,591	$11,023,530
Ordinary income	$ 1,867,282	$ 1,300,620
As of March 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 581,885
Deferred capital losses	(36,234,663)
Net unrealized depreciation	(11,940,089)
Distributions payable	(589,896)
Accumulated loss	$(48,182,763)
At March 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $36,234,663 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2023, $22,549,122 are short-term and $13,685,541 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 888,823,029
Gross unrealized appreciation	$ 7,014,325
Gross unrealized depreciation	(18,954,414)
Net unrealized depreciation	$ (11,940,089)
26

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Notes to Financial Statements  — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the year ended March 31, 2023, the investment adviser and administration fee amounted to $3,929,010 or 0.40% of the Fund’s average daily net assets.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2023, EVM earned $7,764 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,748 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2023.  The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended March 31, 2023 in the amount of $2,707. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2023 amounted to $262,855 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2023, the Fund paid or accrued to EVD $191,197 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2023 amounted to $38,239 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2023, the Fund was informed that EVD received approximately $33,000 and $9,000 of CDSCs paid by Class A and Class C shareholders, respectively.
27

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Notes to Financial Statements  — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $750,374,074 and $939,437,989, respectively, for the year ended March 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Year Ended March 31, 2023		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	4,476,718	$ 43,253,223	8,586,696	$ 88,422,543
Issued to shareholders electing to receive payments of distributions in Fund shares	305,040	2,946,422	188,757	1,935,338
Redemptions	(9,296,521)	(89,898,290)	(7,082,209)	(72,403,054)
Net increase (decrease)	(4,514,763)	$ (43,698,645)	1,693,244	$ 17,954,827
Class C
Sales	482,376	$ 4,481,022	692,020	$ 6,809,099
Issued to shareholders electing to receive payments of distributions in Fund shares	28,031	259,224	8,828	86,685
Redemptions	(1,533,095)	(14,197,074)	(738,387)	(7,261,964)
Net decrease	(1,022,688)	$ (9,456,828)	(37,539)	$ (366,180)
Class I
Sales	51,064,456	$ 494,345,285	52,161,238	$ 536,602,594
Issued to shareholders electing to receive payments of distributions in Fund shares	1,197,907	11,580,694	741,875	7,605,633
Redemptions	(61,010,643)	(590,027,386)	(35,789,464)	(364,733,201)
Net increase (decrease)	(8,748,280)	$ (84,101,407)	17,113,649	$ 179,475,026
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2023.
28

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Notes to Financial Statements  — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 21,613,293	$ —	$ 21,613,293
Tax-Exempt Mortgage-Backed Securities	—	825,230	—	825,230
Tax-Exempt Municipal Obligations	—	787,816,444	—	787,816,444
Taxable Municipal Obligations	—	66,627,973	—	66,627,973
Total Investments	$ —	$876,882,940	$ —	$876,882,940
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
29

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Short Duration Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”), (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 18, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
30

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2023, the Fund designates 90.93% of distributions from net investment income as an exempt-interest dividend.
31

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 129 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustees
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust. Mr. Faust has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance Funds effective on or about August 3, 2023.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
32

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
33

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
34

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
35

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
36

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
37

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23361    3.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a

Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, Eaton Vance National Limited Maturity Municipal Income Fund and Eaton Vance New York Municipal Opportunities Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 4 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

(a-d)

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended March 31, 2022 and March 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance National Ultra-Short Municipal Income Fund

Fiscal Years Ended	03/31/22	03/31/23
Audit Fees	$35,050	$38,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,403	$0
All Other Fees(3)	$0	$0

Total	$41,453	$38,950

Eaton Vance Short Duration Municipal Opportunities Fund

Fiscal Years Ended	03/31/22	03/31/23
Audit Fees	$36,550	$40,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,403	$350
All Other Fees(3)	$0	$0

Total	$42,953	$40,900

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/22	03/31/23
Audit Fees	$54,350	$59,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,007	$350
All Other Fees(3)	$0	$0

Total	$63,357	$60,000

Eaton Vance New York Municipal Opportunities Fund

Fiscal Years Ended	03/31/22	03/31/23
Audit Fees	$36,250	$40,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,919	$875
All Other Fees(3)	$0	$0

Total	$44,169	$41,125

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the series of the Trust at March 31, 2023, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/22	03/31/23
Audit Fees	$162,200	$179,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$29,732	$1,575
All Other Fees(3)	$0	$0

Total	$191,932	$180,975

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The Trust’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the Trust’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the Trust’s audit committee at least annually. The Trust’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the Trust’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/22	03/31/23
Registrant(1)	$29,732	$1,575
Eaton Vance(2)	$51,800	$52,836

(1)	Includes all of the Funds of the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Morgan Stanley.

(h) The Trust’s audit committee has considered whether the provision by the Trust’s principal accountant of non-audit services to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics.
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: May 22, 2023